GCAT 2021-NQM1 Trust ABS-15G

Exhibit 99.7

Angelo Gordon - GCAT 2021 NQM1 - Findings Report 2.17.2021_354

Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions		Property Valuation Exceptions	Compensating factor.	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)
432301020	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM in file supported value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301021	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 12:49PM) AVM obtained verified a value of $XX which resulted in a variance of X%. (Upheld) Response 2 (XX/XX/XXXX 12:51PM) CDA obtained which supported value within XX%. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301022	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:57PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301023	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 12:45PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 8:01AM) AVM obtained which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301024	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 8:13AM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301025	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 8:10AM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301026	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 8:16AM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301027	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:17AM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301028	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 8:12AM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301029	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301030	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301031	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit Report- The credit report was missing from the loan file submitted for review. Reviewer was unable to confirm the borrowers credit scores, if there were any mortgage late payments in the prior 12 months and if the information listed for liability payments listed on the Final 1003 were accurate. Response 1 (XX/XX/XXXX 7:51AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301032	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301033	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy with rental loss coverage equal to or greater than 6 months of total gross rents. The policy provided does not reflect any rent loss coverage.

Response 1 (XX/XX/XXXX 1:26PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The subject transaction is a cash out of an investment property with a loan amount of $XXXXX. Per guidelines, the max LTV for this scenario is XX%; however, the loan was approved with an LTV of XX% which exceeds guidelines.

Response 1 (XX/XX/XXXX 1:27PM)
Formal exception was not provided. (Upheld)

Response 2 (XX/XX/XXXX 2:40PM)
Exception approved for loan amount of $XXXXfor cash out with XX% LTV. EV2. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided-

The loan file does not contain evidence that a secondary valuation product was ordered or performed.

Response 1 (XX/XX/XXXX 5:03PM)
AVM obtained which did not support value within XX%. AVM obtained supported value of $XXXX which resulted in a variance of XX%. (Upheld)

Response 2 (XX/XX/XXXX 11:24AM)
								AVM provided verified a value of $XXX which resulted in a variance of XX%. However, the loan file contained two full origination appraisals dated XX/XX/XXXX which supported a value of $XXXX. CDA obtained also supported value within XX%. (Resolved)	Compensating factors: Saving borrower more than $XXXX per month, Residual income of $XXXX per month, or XX months in reserves, Borrower self-employed with same business for over XX years.	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A
432301034	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided and CDA obtained which supported value within XX%.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301035	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. Response 1 (XX/XX/XXXX 9:53AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. AVM in file did not support value. Response 1 (XX/XX/XXXX 4:00PM) CDA obtained which supported value.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301036	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided which supported value within XX%.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301037	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:37PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301038	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) REO PITI- The Borrower own other real estate and the PITI for each additional mortgage is not documented. The borrower was purchasing a new primary residence which was closing prior to the subject. The loan file did not contain a HUD statement or any documentation to accurately compute the PITI and exact funds which would be needed for the transaction. Response 1 (XX/XX/XXXX 12:27PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:21AM) AVM obtained with supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301040	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301041	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL-

The Fraud Report was missing from the loan file submitted for review.

Response 1 (XX/XX/XXXX 12:36PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Sales contract-

The Sales Contract is missing from the loan file.

Response 1 (XX/XX/XXXX 2:21PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Income Docs-

The income/employment is not documented properly according to guides. The lease for the rental property located at XXXX is missing for the loan file.

Response 1 (XX/XX/XXXX 1:17PM)
							Explanation sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301042	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 4:57PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301043	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 10:15AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301044	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301045	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) REO Rental Income- The rental income was not properly documented per guidelines. The subject transaction is a purchase of an investment property and negative net rental income of $XXXX was used to qualify. The market rent was used in the calculation as this was the lesser of market rent verses actual rent. The file did not contain documentation to verify the market rent or the actual rent as required. Response 1 (XX/XX/XXXX 2:43PM) Documentation provided is sufficient to resolve the finding.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM obtained which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301046	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301047	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:19AM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301048	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301049	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:12PM) AVM obtained which did not support value within XX%. AVM obtained supported value of $XXXX which resulted in a variance of XX%. (Upheld) Response 2 (XX/XX/XXXX 1:28PM) CDA obtained which supported value within XX%. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301050	XXXX	XX/XX/XXXX	$XXXX	(Clear) Missing Note-

The Note is missing from the loan file.

Response 1 (XX/XX/XXXX 4:04PM)
The Note provided is sufficient to cure the exception. (Resolved)

(Clear) Missing Mortgage-

The Mortgage is missing from the loan file.

Response 1 (XX/XX/XXXX 4:10PM)
The mortgage was provided however it is not sufficient to cure the exception. The mortgage does not include all required riders as noted on page 2 of the mortgage. Page two indicates a prepayment rider is missing from the file. (Upheld)

Response 2 (XX/XX/XXXX 3:25PM)
The file does contain a prepayment addendum to the note; however, the Prepayment rider to the mortgage has not been provided. (Upheld)

Response 3 (XX/XX/XXXX 10:16AM)
The documentation provided is sufficient to clear the defect.(Resolved)

(Clear) Missing HUD-

The Final HUD-1 is missing from the file.

Response 1 (XX/XX/XXXX 4:13PM)
The final HUD-1 has been provided and is sufficient to cure the exception. (Resolved)	(Clear) Title Commitment / Title Policy-

The title commitment and loan policy are missing from the loan file submitted for review.

Response 1 (XX/XX/XXXX 2:08PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) LDP/EPL-

The Fraud Report was missing from the loan file submitted for review.

Response 1 (XX/XX/XXXX 10:13AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Application-

The final application is missing from the loan file submitted for review.

Response 1 (XX/XX/XXXX 3:11PM)
Documentation provided is sufficient to resolve the findings. (Resolved)

(Clear) Income Docs-

The income/employment is not documented properly according to guides. The borrower was qualified with rental income from the subject property; however, the loan file submitted for review did not contain the required lease agreement so that a determination could be made per guidelines regarding the qualifying rental income to utilize.

Response 1 (XX/XX/XXXX 1:11PM)
Explanation is sufficient to resolve the finding. (Resolved)

(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost.

Response 1 (XX/XX/XXXX 2:04PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for missing Borrower Statement of Occupancy and Borrower Statement of Business Purpose as required by guidelines.

Response 1 (XX/XX/XXXX 2:06PM)
							Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	1	3	1	4	1	3	1	C	A	C	A	C	A	D	A	C	A	C	A	C	A	D	A	C	A	C	A	C	A	D	A	C	A	C	A	C	A	D	A
432301051	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301052	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Income Docs- The income/employment is not documented properly according to guides. Rental income from the subject property was utilized for qualifying. Guidelines require the rental income used for qualifying purposes must be documented with the lesser of the documented lease or the appraiser's market rental value. The appraisal contained the 1007 form indicating the market rental value; however, a copy of the lease was not provided. Response 1 (XX/XX/XXXX 2:15PM) Explanation sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301053	XXXX	XX/XX/XXXX	$XXXX			(Clear) Inaccurate Mortgage- The following referenced Rider(s) are missing: Prepayment Rider. Response 1 (XX/XX/XXXX 10:34AM) The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
432301054	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance- The loan was missing current Master Insurance Policy and flood insurance on the subject property. The subject property condominium is located in a flood zone and confirmation of flood insurance coverage through HOA Master Insurance Policy was not provided. Response 1 (XX/XX/XXXX 8:45AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:32PM) AVM obtained which did not support value within XX%. AVM obtained supported value of $XXXX which resulted in a variance of XXXX%. (Upheld) Response 2 (XX/XX/XXXX 10:59AM) CDA obtained which supported value within XX%. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301055	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Income Docs-

The income/employment is not documented properly according to guides. The borrower was qualified with rental income from the subject property. The loan file contained the appraisal which indicated a market rent of $XXXX; however, a copy of the lease was not provided. Guidelines require that rental income used for qualifying purposes be either the lesser of the documented lease rent or market rent per the appraisal. The lease agreement was missing from the loan file to determine the actual qualifying rental income.

Response 1 (XX/XX/XXXX 3:26PM)
Explanation provided is sufficient to resolve the finding. (Resolved)

Response 2 (XX/XX/XXXX 11:46AM)
							Explanation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided which supported value within XX%.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
432301057	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided which supported value within XX%.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301058	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 3:08PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided which supported value within XX%.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
432301059	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Application-

The initial application for B2/Guarantor was provided listing the borrowers properties owned. Guidelines require for other Real Estate owned for Section VI of the loan application to be fully completed including the present market value on all REO. The initial application did not have the present market value for any of the borrowers properties as required and the final application was not provided in the loan file submitted for review.

Response 1 (XX/XX/XXXX 7:04AM)
Explanation provided is sufficient to resolve the finding. (Resolved)

(Clear) LDP/EPL-

The Fraud Report was missing from the loan file submitted for review.

Response 1 (XX/XX/XXXX 11:37AM)
							Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided which supported value within XX%.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
432301060	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. Total verified assets $XXXX. Guidelines require 3 month's reserves on the subject property and 2 month's reserves on each additional financed property. Total reserves required $XXXX (subject $XXXX and 2 additional financed properties $XXXX) results in a reserve shortage of $XXXX.

Response 1 (XX/XX/XXXX 1:22PM)
Seller agrees, please provide compensating factors. (Upheld)

Response 3 (XX/XX/XXXX 10:13AM)
Compensating factors utilized to downgrade to EV2. (Upheld)

Response 2 (XX/XX/XXXX 6:39AM)
							Exception request received. Investor to review. (Upheld)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM in file supported value.	Compensating factors: credit score XXX, low LTV of XXX%, cashout proceeds equal XX months reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
432301061	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM in file supports value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301062	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 3:30PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM in file supports value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
432301063	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 4:57PM) AVM obtained/provided did not verify a value for the property. (Upheld) Response 2 (XX/XX/XXXX 11:03AM) CDA obtained which supported value within XX%. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301064	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided which supported value within XX%.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301065	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM in file supported value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301066	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:57PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301067	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:05PM) AVM obtained which did not support value within XX%. AVM obtained supported value of $XXXX which resulted in a variance of XX%. (Upheld) Response 2 (XX/XX/XXXX 5:46PM) CDA obtained which supported value within XX%. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301068	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 4:14PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed.1 Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301069	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301070	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301071	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Appraisal Incomplete- The appraisal is incomplete. The appraisal update indicated that the landscaping was not yet complete and that the cost to complete was $XXXX. A Completion Report reflecting all work completed is required. Response 1 (XX/XX/XXXX 10:50AM) Compensating factors utilized to downgrade to EV2. (Upheld) (Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 2:33PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.	Compensating factors: Liquid reserves of $XXXX or XXXX months, same line of work of XX years, and credit score of XXX.	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A
432301072	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt. (Clear) Right to Rescind- The file contains no evidence of the Right to Cancel Notice for the non-borrower. Response 1 (XX/XX/XXXX 1:16PM) The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided which supported value within XX%.		4	2	1	1	4	2	1	1	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B
432301073	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets Misc- The borrower received gift funds to cover XX% of down payment and closing cost. The borrower was required to provide bank statements verifying the deposits of the gift funds. In addition the donor's were required to provide a bank statement from which the gift funds were being withdrawn per Lender's guides. The loan file does not contain bank statements from the borrower and donors, verifying the deposit or withdrawal of the gift funds. Response 1 (XX/XX/XXXX 7:02AM) Explanation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:37PM) AVM obtained which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301074	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:37PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301075	XXXX	XX/XX/XXXX	$XXXX			(Clear) TRID - Revised LE Delivery Date4 (prior to consummation)- This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated, XX/XX/XXXX, was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent. Response 1 (XX/XX/XXXX 1:19PM) The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:37PM) AVM obtained which supported value within XX%.		3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
432301076	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 4:06PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301077	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:31PM) AVM obtained which did not support value within XX%. AVM obtained supported value of $XXXX which resulted in a variance of XXXX%. (Upheld) Response 2 (XX/XX/XXXX 11:06AM) CDA obtained which supported value within XX%. (Resolved)		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301078	XXXX	XX/XX/XXXX	$XXXX	(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XX%. The APR threshold is XX%. Mitigating Factor- Seller is Exempt.	(Clear) LDP/EPL-

The Fraud Report was missing from the loan file submitted for review.

Response 1 (XX/XX/XXXX 3:57PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Income Docs-

The income/employment is not documented properly according to guides. According to guidelines for a W2 borrower an original written Verification of Employment verifying two years of employment and current income. The loan file contained verification of employment verifying two years of employment but no income was verified.

Response 1 (XX/XX/XXXX 3:20PM)
							Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
432301079	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:28PM) AVM obtained which did not support value within XX%. AVM obtained supported value of $XXXXwhich resulted in a variance of -XXXX%. (Upheld) Response 2 (XX/XX/XXXX 11:11AM) CDA obtained which supported value within XX%. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301080	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301081	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301082	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301083	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 3:35PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:26PM) AVM obtained which did not support value within XX%. AVM obtained supported value of $XXX which resulted in a variance of XX%. (Upheld) Response 2 (XX/XX/XXXX 11:14AM) CDA obtained which supported value within XX%. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301084	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301085	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301086	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The subjects loan amount is $XXXX. Information from the appraisal indicates the subject replacement cost new to be $XXXX. The copy of the subjects hazard information provided reflects dwelling coverage in the amount of $XXXX with no other replacement cost coverage information provided in the loan file submitted for review. Response 1 (XX/XX/XXXX 12:31PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301087	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XX%. The APR threshold is XX%. Mitigating Factor- Seller is Exempt.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 3:33PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
432301088	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt.	(Clear) Bank Account Authorization- The file does not contain authorization for funds access from joint account holder. Guidelines require joint account holders not on the loan application to provide a letter stating that the borrower has access to XX% of funds in the bank account. Statement for #XXXX reflects borrower is joint account holder with spouse. The access letter for acct #XXXX was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 8:43AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
432301089	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301090	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301091	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301092	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301093	XXXX	XX/XX/XXXX	$XXXX	(Open) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.

(Open) TRID CD- Section B incorrect payee-

						The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301094	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. Response 1 (XX/XX/XXXX 7:36AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
432301095	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301096	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 3:28PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
432301097	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301098	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301099	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301100	XXXX	XX/XX/XXXX	$XXXX	(Clear) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

Response 1 (XX/XX/XXXX 9:51AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Missing Loan Estimate-
H
The file is missing the Loan Estimate. A compliance review testing for timing and threshold tolerance could not be completed.

Response 1 (XX/XX/XXXX 9:53AM)
The documentation provided is sufficient to cure the finding; however, the document provided resulted in an additional finding. Please see additional finding for calculating cash to close table on revised CD. (Resolved)

(Open) TRID CD - Calculating Cash to Close LE column-

						The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) on the LE issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	2	1	1	4	2	3	1	C	B	A	A	C	A	D	B	C	B	A	A	C	A	D	B	C	B	A	A	C	A	D	B	C	B	A	A	C	A	D	B
432301101	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided which supported value within XX%.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301102	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided which supported value within XX%.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301103	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided which supported value within XX%.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301104	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided which supported value within XX%.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301105	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided which supported value within XX%.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301106	XXXX	XX/XX/XXXX	$XXXX	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXXX. Because the change occurred on XX/XX/XXXX, and consumer was not provided the disclosure within 3 days of the change, the increase to the following fees was not accepted as valid: Transfer Taxes. A cost to cure in the amount of $XXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Although the regulation requires the cure within 60 days of consummation, investor will accept 60 days from the discovery date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX 1:49PM)
						The documentation provided is sufficient to cure the finding.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 2:36PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided which supported value within XX%.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
432301107	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided and CDA obtained which supported value within XX%.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301108	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided which supported value within XX%.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301109	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM provided which supported value within XX%.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301110	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM in file supports value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301111	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM in file supports value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301112	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM in file supports value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301113	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance- Hazard insurance policy provided reflects coverage in the amount of $XXXX ($XXXX dwelling + $XXXX other structure). Subject loan amount is $XXXX and replacement cost per appraisal is $XXXX. The hazard insurance policy does not indicate guaranteed replacement cost. Therefore; insufficient hazard insurance coverage has been provided. Response 1 (XX/XX/XXXX 9:23AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM in file supports value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
432301114	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:37PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301115	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- The file failed one or more of the state threshold tests. This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:37PM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301116	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- premiums Optional- The Home Warranty Premium on the CD issued on, XX/XX/XXXX, is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Non-material defect. (Clear) TRID - SPL - Missing- The file is missing a written list of Service Providers. Response 1 (XX/XX/XXXX 12:49PM) The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:37PM) AVM obtained which supported value within XX%.		3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
432301117	XXXX	XX/XX/XXXX	$XXXX	(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.

(Clear) TRID - APR Fail-

This loan failed the TILA APR test. This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is XX%. The disclosed APR of XX% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The following fees were included in testing: Points - Loan Discount Fee: $XXXX; Application Fee: $XXXX; Flood Certification - Single Charge or Life of Loan:$XXXX; Mortgage Broker Fee: $XXXX; Prepaid Interest paid: $XXXX; Processing Fee: $XXXX; Tax Service Fee: $XXXX Title - Closing Fee : $XXXX; Title - Settlement Fee: $XXXX; and Underwriting Fee paid by Borrower: $XXXX. The loan fails by $XXXX. If curing with a reimbursement, please provide the following documents: LOE, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX 1:50PM)
The information provided is sufficient to clear the finding.

(Clear) TRID - Finance Charge Fail-

This loan failed the TILA finance charge test. . The following fees were included in testing: Points - Loan Discount Fee: $XXXX; Application Fee: $XXXX; Flood Certification - Single Charge or Life of Loan:$XXXX; Mortgage Broker Fee: $XXXX; Prepaid Interest paid: $XXXX; Processing Fee: $XXXX; Tax Service Fee: $XXXX; Title - Closing Fee : $XXXX; Title - Settlement Fee: $XXXX; and Underwriting Fee paid by Borrower: $XXXX. The loan fails by $XXXX. If curing with a reimbursement, please provide the following documents: LOE, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX 1:50PM)
The information provided is sufficient to clear the finding.

(Clear) TRID - PR Revised CD - Waiting Period-

This loan failed the revised closing disclosure delivery date test (waiting period required). The revised closing disclosure delivery requires a new waiting period and changes were made before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22. Provide evidence that the CD issued on XX/XX/XXXX was received by the consumer 3 business days prior to consummation. The CD issued on contained one of the following: which required a new 3-day waiting period.

Response 1 (XX/XX/XXXX 1:51PM)
The information provided is sufficient to clear the finding.

(Clear) TRID - CD Total of Payments-

The loan failed the Total of Payments Threshold test. This loan failed the TRID total of payments test. (12 CFR §1026.18(d)(1))The total of payments is $XXXX. The disclosed total of payments of $XXXX is not considered accurate because it is understated by more than $XXXX. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 1:52PM)
						The information provided is sufficient to clear the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:37PM) AVM obtained which supported value within XX%.		3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
432301118	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:37PM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301119	XXXX	XX/XX/XXXX	$XXXX	(Clear) TRID - SPL - Missing- The file is missing a written list of Service Providers. Response 1 (XX/XX/XXXX 12:55PM) There was no evidence of the document provided in the supporting/rebuttal docs. Response 2 (XX/XX/XXXX 2:27PM) There is no evidence of an Attachment including the SPL received. Response 3 (XX/XX/XXXX 2:48PM) The documentation provided is sufficient to cure the finding.	(Clear) Hazard Insurance-

Guidelines require the hazard policy to be obtained with replacement cost coverage, and the policy in the loan file does not appear to contain such coverage.

Response 1 (XX/XX/XXXX 12:46PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Flood Cert-

The flood certificate reflects the subject property to be located in flood zone AE, and a flood policy with sufficient coverage is missing from the loan file.

Response 1 (XX/XX/XXXX 12:47PM)
Flood policy was not provided. (Upheld)

Response 2 (XX/XX/XXXX 3:16PM)
Flood policy not provided. (Upheld)

Response 3 (XX/XX/XXXX 2:44PM)
							Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:37PM) AVM obtained which supported value within XX%.		3	1	3	1	3	1	3	1	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
432301120	XXXX	XX/XX/XXXX	$XXXX	(Clear) TRID - Finance Charge Fail-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)). The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX. The following fees were applied towards APR: Application Fee: $XXXX, Points- Loan Discount Fee: $XXXX, Mortgage Broker Fee: $XXXX, Processing Fee: $XXXX, Tax Service Fee: $XXXX, Underwriting Fee: $XXXX, Flood Certification - Single Charge or Life of Loan: $XXXX, Title- Settlement Fee: $XXXX, Title- Closing Fee: $XXXX, Prepaid Interest: $XXXX. The fail may be the result of the index rate and or rounding method. The index rate used for testing was XX%, and rounded to the nearest XX%. If curing with a reimbursement, please provide the following documents: LOE, copy of refund, proof of delivery. A cost to cure in the amount of $XXXX is required.

Response 1 (XX/XX/XXXX 4:20PM)
The explanation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD Total of Payments-

This loan failed the TRID total of payments test. (12 CFR §1026.18(d)(1))The total of payments is $XXXX. The disclosed total of payments of $XXXX is not considered accurate because it is understated by more than $XX. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 4:21PM)
The explanation provided is sufficient to cure the finding. (Resolved)

(Open) State Testing-

						This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) LDP/EPL- LDP/EPL. The file is missing a Fraud Tool. Response 1 (XX/XX/XXXX 8:43AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:57PM) AVM obtained which supported value within XX%.		3	2	3	1	3	2	3	1	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B
432301121	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:57PM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301122	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:57PM) AVM obtained which did not support value within XX%. AVM obtained supported value of $XXXX which resulted in a variance of XX%. (Upheld) Response 2 (XX/XX/XXXX 10:41AM) CDA obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301123	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Mitigating Factor- Seller is Exempt.

(Open) TRID CD ' Transaction Information/Seller Info-

						The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Sellers names are inaccurate. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:57PM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301124	XXXX	XX/XX/XXXX	$XXXX			(Clear) TRID - CD Incomplete / Inaccurate- The Title-Closing fee does not reflect a payee on the revised CD issued on XX/XX/XXXX Response 1 (XX/XX/XXXX 1:05PM) The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:57PM) AVM obtained which supported value within XX%.		3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
432301125	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:57PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301126	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301127	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XX%. The APR threshold is XX%. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 4:52PM) AVM obtained did not verify a value for the property. (Upheld) Response 2 (XX/XX/XXXX 11:20AM) CDA obtained which supported value within XX%. (Resolved)		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301128	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 2:26PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301129	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301130	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301131	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301132	XXXX	XX/XX/XXXX	$XXXX	(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan APR is XX. The state threshold APR is XX%. Mitigating Factor- Seller is Exempt.	(Open) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to verify 3 months of PITI in the amount of $XXXX, funds to close in the amount of $XXXX, earnest money of $XXXX, POC items in the amount of $XXXX for a total amount of funds in the amount of $XXXX. The loan file contained a cashiers check for earnest money of $XXXX and a bank transaction history dated XX/XX/XXXX with a balance of $XXXX for a total of verified funds in the amount of $XXXX. The borrower was short reserves in the amount of $XXXXX.

Response 2 (XX/XX/XXXX 10:16AM)
Compensating factors utilized to downgrade to EV2. (Upheld)

Response 1 (XX/XX/XXXX 6:34AM)
							Loan exception request received. Investor to review. (Upheld)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:26PM) AVM obtained which supported value within XX%.	Compensating factors: Low DTI XXXX%, credit score of XXX, Residual income of $XXXX or XX months reserves, long time stable employment.	3	2	3	2	2	2	3	1	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B
432301133	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. (Clear) Inaccurate Mortgage- There is no evidence of a Trust or Trust Cert in the loan file in order to determine accuracy for XXXX E-2-06, Signature Requirements. Response 1 (XX/XX/XXXX 12:44PM) The Trust Document provided is sufficient to cure the exception. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:10PM) AVM obtained which did not support value within XX%. AVM obtained supported value of $XXXX which resulted in a variance of XX%. (Upheld) Response 2 (XX/XX/XXXX 1:34PM) CDA obtained which supported value within XX%. (Resolved)		3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
432301134	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301135	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301136	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) LDP/EPL-

The Fraud Report was missing from the loan file submitted for review.

Response 1 (XX/XX/XXXX 2:22PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Open) Expired Documents @ Closing-

The income documentation in file was expired as of the Note Date. The borrower's qualifying self-employment income of $XXXX per month was documented with a P&L covering the period of XX/XX/XXXX - XX/XX/XXXX however, the end date of XX/XX/XXXX was not within 90 days of the note date of XX/XX/XXXX therefore was expired.

Response 1 (XX/XX/XXXX 12:01PM)
Compensating factors utilized to downgrade to EV2. (Upheld)

Response 3 (XX/XX/XXXX 10:21AM)
Compensating factors utilized to downgrade to EV2. (Upheld)

Response 2 (XX/XX/XXXX 6:37AM)
							Exception request received. Investor to review. (Upheld)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.	Compensating factors; DTI of XXXXX%, Self-employed in the same line of work for XX years, liquid reserves of $XXXX or XXX months, and XXX score.	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A
432301137	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Employment history-

The borrower was qualified with monthly income totaling $XXXX which included monthly Officer's Salary and monthly Partnership income from XX% ownership in XXXX. Per the CPA letter and Business search using the XXXX Secretary of State website in file, the borrower's business was formed in XX/XX/XXXX which was less than 2 years prior to the subject note date of XX/XX/XXXX. Investor guidelines require self-employed borrowers to be in business for 2+ years; therefore the subject loan did not meet program requirements.

Response 1 (XX/XX/XXXX 9:26AM)
							Explanation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301138	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets Misc-

There are additional asset findings. The borrower was required to provide documentation supporting assets totaling $XXXX which included total cash to close in the amount of $XXXX and 3 months reserves for the subject in the amount of $XXXX. The loan file contained a bank statement from XXXX reflecting a balance of $XXXX and a bank statement from XXXX that reflected combined account balances of $XXXX for 2 accounts. The total verified assets were sufficient to cover closing costs and reserves; however, the XXXX accounts were joint accounts with a non-borrower and the loan file did not contain a joint access letter as required.

Response 1 (XX/XX/XXXX 6:59AM)
							Explanation sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301139	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301140	XXXX	XX/XX/XXXX	$XXXX	(Clear) TRID - Missing Loan Estimate-

The file is missing the Loan Estimate. A compliance review testing for timing and threshold tolerance could not be completed.

Response 1 (XX/XX/XXXX 3:22PM)
The documentation provided is sufficient to cure the finding.

(Clear) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

Response 1 (XX/XX/XXXX 3:22PM)
The documentation provided is sufficient to cure the finding.

(Clear) Missing HOC Disclosure-

The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.

Response 1 (XX/XX/XXXX 3:23PM)
The documentation provided is sufficient to cure the finding.

(Clear) Late ARM Disclosure-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the ARM Disclosure issued on XX/XX/XXXX was disclosed within 3 business days of the application date.. Non-material defect.

Response 1 (XX/XX/XXXX 3:23PM)
The documentation provided is sufficient to cure the finding.

(Clear) Disclosures Federal Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the Servicing Disclosure issued on XX/XX/XXXX was disclosed within 3 business days of the application date.

Response 1 (XX/XX/XXXX 3:23PM)
The documentation provided is sufficient to cure the finding.

(Open) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Mitigating Factor- Seller is Exempt.	(Clear) AUS Missing-

The loan file did not contain the Final 1008 and/or a lender approval as required.

Response 1 (XX/XX/XXXX 3:08PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Flood Cert-

The loan file did not contain a Flood Cert as required.

Response 1 (XX/XX/XXXX 3:11PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Contract-

The loan file did not contain a copy of the Purchase Contract for review as required.

Response 1 (XX/XX/XXXX 3:12PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Credit Report-

The loan file did not contain a copy of the Credit Report for review as required.

Response 1 (XX/XX/XXXX 3:14PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) LDP/EPL-

The Fraud Report was missing from the loan file submitted for review.

Response 1 (XX/XX/XXXX 2:16PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) VVOE required-

A VVOE is required within 10 business days of Note date. No VVOE is in evidence in the file.

Response 1 (XX/XX/XXXX 3:16PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Income Docs-

The borrower was qualified with monthly base employment income of $XXXX; however, the loan file did not contain any income documentation as required.

Response 1 (XX/XX/XXXX 3:31PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Assets-

The borrower was required to provide documentation supporting assets totaling $XXXX which included total cash to close in the amount of $XXXX and 3 months reserves in the amount of $XXXX; however, the loan file did not contain any asset documentation as required.

Response 1 (XX/XX/XXXX 3:29PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Appraisal Misc-

The appraisal is missing from the loan file. The Reviewer was unable to review the appraisal report.

Response 1 (XX/XX/XXXX 3:04PM)
							Documentation resolved is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.	Mitigating Factor- Seller is Exempt.	3	2	3	1	4	2	3	1	C	B	C	A	C	A	D	B	C	B	C	A	C	A	D	B	C	B	C	A	C	A	D	B	C	B	C	A	C	A	D	B
432301141	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301142	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301143	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301144	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301145	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 11:39AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
432301146	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XX%. The APR threshold is XX%. Mitigating Factor- Seller is Exempt.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 3:52PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 3:46PM) AVM obtained which supported value within XX%.		3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
432301147	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 2:06PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
432301149	XXXX	XX/XX/XXXX	$XXXX	(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Response 1 (XX/XX/XXXX 9:22AM) The CDL exception report is not related to this exception. (Upheld)	(Open) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. Required assets to be verified were $XXXX which includes the $XXXX the borrower paid outside of closing. Verified funds were $XXXX leaving the reserve requirement short by $XXXX.

Response 1 (XX/XX/XXXX 8:34AM)
Per the final CD, cash required to close is $XXX. An EMD of $XXXXX and POC of $XXXX bring total required funds to close $XXXX. Required reserves are 3 months, or $XXXX. Total required assets are $XXXX. The $XXXX EMD was properly verified and the XXXX Bank statement provided verified funds available of $XXXX, which results in total verified assets of $XXXXX. The total reserve shortage is $XXX. (Upheld)

Response 2 (XX/XX/XXXX 9:23AM)
							Compensating factors utilized to downgrade to EV2. (Upheld)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.	Compensating factors: Credit score of XXX, No mortgage lates dating back to XXXX, DTI of XXXX%, Self employed and in the same line of work for over XX years.	3	2	3	2	2	2	3	1	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B
432301150	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 11:42AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
432301151	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 11:54AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:00PM) AVM obtained did not verify a value for the property. (Upheld) Response 2 (XX/XX/XXXX 1:38PM) CDA obtained which supported value within XX%. (Resolved)		3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
432301152	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301153	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301154	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Title Commitment / Title Policy- Guidelines require Title Insurance amounts to be sufficient to cover the loan amount. The title commitment/policy is missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 1:50PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM obtained which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301155	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. The loan file was missing the required fraud report. Response 1 (XX/XX/XXXX 1:43PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM obtained which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301156	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301157	XXXX	XX/XX/XXXX	$XXXX	(Open) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.

(Clear) TRID - Finance Charge Fail-

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XX. The following fees were included in testing: Application Fee $XXXX, Flood Certification $XX, Loan Origination Fee $XXXX, Prepaid Interest $XXXXX, Processing Fee $XXXXX, Tax Service $XXXXX, Title-Service Fee $XXXX, Title-Settlement Fee $XXXX, and Underwriting Fee $XXXX. The loan fails by $XXXX. The fail may be the result of the index rate and or rounding method. The index rate used for testing was XXXX as documented in the loan file. If curing with a reimbursement, please provide the following documents: LOE, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX 10:12AM)
The explanation provided is sufficient to cure the finding.

(Clear) TRID - CD Total of Payments-

The loan failed the Total of Payments Threshold test. ( 12 CFR §1026.18(d)(1) )The total of payments is $XXXX. The disclosed total of payments of $XXXX is not considered accurate because it is understated by more than $XXX. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery.

Response 1 (XX/XX/XXXX 10:13AM)
						The explanation provided is sufficient to cure the finding.	(Clear) LDP/EPL- The Fraud Report was missing from the loan file submitted for review. Response 1 (XX/XX/XXXX 11:48AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	2	3	1	3	2	3	1	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B
432301158	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:44AM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301159	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301160	XXXX	XX/XX/XXXX	$XXXX			(Clear) TRID - Initial LE Delivery Date (from application)- The initial LE XX/XX/XXXX provided in the loan file is illegible. As a result, testing for TILA Accuracy, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold and State Threshold could not be completed through the Compliance tool. Response 1 (XX/XX/XXXX 2:49PM) The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM obtained which supported value within XX%.		3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
432301161	XXXX	XX/XX/XXXX	$XXXX			(Open) Late ARM Disclosure- The ARM Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the application date, XX/XX/XXXX. (Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XXXX%. The APR threshold is XX%. Mitigating Factor - Seller is exempt.	(Clear) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. The loan file was missing the required fraud report. Response 1 (XX/XX/XXXX 1:33PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM obtained which supported value within XX%.		3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
432301162	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:38PM) AVM provided which supported value within XX%.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301163	XXXX	XX/XX/XXXX	$XXXX	(Open) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. Because the change occurred on XX/XX/XXXX and consumer was not provided the disclosure within 3 days of the change, the increase to the following fees was not accepted as valid: Transfer Taxes. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Although the regulation requires the cure within 60 days of consummation, investor will accept 60 days from the discovery date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX 1:51PM)
						The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM provided which supported value within XX%.		3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
432301164	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:42PM) AVM provided reflected that data confidence was too low to provide value. (Upheld) Response 2 (XX/XX/XXXX 8:30AM) CDA obtained which supported value within XX%. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301165	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM provided which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301166	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan APR is XX. The state APR threshold is XX%. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM provided which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301168	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM in file supported value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301169	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XX%. The APR threshold is XX%. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:43PM) AVM provided supported value. (Resolved)		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301170	XXXX	XX/XX/XXXX	$XXXX			(Clear) Disclosures Federal Missing- The following disclsoures were missing: Service Provider List. Response 1 (XX/XX/XXXX 3:06PM) The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:44PM) AVM provided supported value. (Resolved)		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
432301171	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM provided which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301172	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XX%. The APR threshold is XX%. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM provided which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301173	XXXX	XX/XX/XXXX	$XXXX			(Open) HMDA- The application is missing the completed HMDA/Government Monitoring Information. The HMDA information is not fully completed.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contained two full origination appraisals which supported a value of $XXXX.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301174	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Credit Scores- The borrower's credit scores are below the minimum allowable per guidelines. The subject transaction was approved under the Owner Occupied Lite Doc program with the borrowers middle credit score of XXX. The minimum required credit score per Owner Occupied Lite Doc program guidelines is 680. Response 1 (XX/XX/XXXX 1:22PM) Formal Exception provided utilizing compensating factors. EV2 (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM provided which supported value within XX%.	Compensating factors: DTI XXXX%, Self employed over 8 years, Low LTV at XXXX%, Monthly residual income of $XXXX per month, or XX months PITI reserves.	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A
432301175	XXXX	XX/XX/XXXX	$XXXX	(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XX%. The APR threshold is XX%. Mitigating Factor- Seller is Exempt.	(Clear) Credit Scores-

The borrower's credit scores are below the minimum allowable per guidelines. According to guidelines the minimum credit score is XXX. The subject loan closed with a credit score of XXX.

Response 1 (XX/XX/XXXX 1:10PM)
Formal exception provided utilizing compensating factors. EV2 (Resolved)

(Clear) Program Parameters-

According to guidelines no late mortgage payments in prior 12 months is allowed. The credit report reflects a 30 day late payment within the past 12 months.

Response 1 (XX/XX/XXXX 1:11PM)
							Formal exception provided utilizing compensating factors. EV2 (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM provided which supported value within XX%.	Compensating factors: Low LTV XXXX%, Business owner of XX years, low DTI of XXXX%, residence in subject property fo XX years.	3	2	3	2	2	2	3	1	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B
432301176	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) Disclosures Federal Late-

There is no date evident on the ARM Disclosure provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX.

(Clear) TRID - Revised LE Delivery Date4 (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. (12 CFR §1026.19(f)(2)(ii)) Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed and therefore not received by the consumer 4 business days prior to consummation, XX/XX/XXXX. If disclosure was delivered electronically, please provide evidence of receipt as well as the consumer's E-consent.

Response 1 (XX/XX/XXXX 1:11PM)
The explanation provided is sufficient to cure the finding.

(Clear) TRID - Finance Charge Fail-

This loan failed the TILA finance charge test. (12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX. The following fees were included in testing: Application $XXXX, Flood Certification $XXXX, Origination $XXXX, Prepaid Interest $XXXX, Processing $XXXX, Tax Service $XXXX, Title - Closing Protection Letter $XXXX, Title - Settlement $XXXX and Underwriting $XXXX. The fail may be the result of the index rate and or rounding method. The index rate used for testing was XX% and rounded to the nearest one-eighth of one percentage point. If curing with a reimbursement, please provide the following documents: LOE, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX 1:11PM)
The explanation provided is sufficient to cure the finding.

(Clear) TRID - CD Total of Payments-

This loan failed the TRID total of payments test. (12 CFR §1026.18(d)(1)) The total of payments is $XXXX. The disclosed total of payments of $XXXXX is not considered accurate because it is understated by more than $XXXX. The index rate used for testing was XX% and rounded to the nearest one-eighth of one percentage point. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 1:12PM)
						The explanation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM in file supports value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
432301177	XXXX	XX/XX/XXXX	$XXXX			(Open) Late ARM Disclosure- The ARM Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the Application/Program Change Date, XX/XX/XXXX. Non-material defect. (Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan APR is XX. The APR threshold is XX%. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM provided which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301178	XXXX	XX/XX/XXXX	$XXXX	(Open) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: Appraisal ReCertification (LE XX/XX/XXXX). If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. A cost to cure in the amount of $XXXX is required. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 1:57PM)
						The documentation provided is sufficient to cure the finding.	(Clear) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. Response 1 (XX/XX/XXXX 3:33PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM in file supports value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
432301179	XXXX	XX/XX/XXXX	$XXXX	(Clear) TILA APR/Finance Charge Testing-

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX. The following fees were applied towards APR: Application Fee $XXXX, Flood Certification Fee $XXXX, Origination Fee $XXXX, pre-paid interest $XXXX, Processing Fee $XXXX, Tax Service Fee $XXXX, Title-Settlement Fee $XXXX, and Underwriting Fee $XXXX. The fail may be the result of the index rate and or rounding method. The index rate used for testing was XXXX and rounded to the nearest XXXX. Although the regulation requires the cure within 60 days of consummation, investor will accept 60 days from the discovery date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX 4:08PM)
The explanation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD Total of Payments-

This loan failed the TRID total of payments test. ( 12 CFR §1026.18(d)(1) ) The total of payments is $XXXX. The disclosed total of payments of $XXXX is not considered accurate because it is understated by more than $XXXX. The fail may be the result of the index rate and or rounding method. The index rate used for testing was XXXX and rounded to the nearest XXXX. Although the regulation requires the cure within 60 days of consummation, investor will accept 60 days from the discovery date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX 4:08PM)
The explanation provided is sufficient to cure the finding. (Resolved)	(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The hazard insurance policy in the loan file reflected Dwelling coverage of $XXX and Ordinance or Law coverage of $XXX for total coverage of $XXXX. The loan amount was $XXXX and the appraisal reflects the Total Estimate of Cost-New as $XXXX. HOI coverage was insufficient.

Response 1 (XX/XX/XXXX 1:35PM)
Documentation provided is the same documentation in the loan file. HOI coverage is insufficient. (Upheld)

Response 2 (XX/XX/XXXX 12:07PM)
							Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:57PM) AVM obtained which supported value within XX%.		3	1	3	1	3	1	3	1	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
432301180	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301181	XXXX	XX/XX/XXXX	$XXXX			(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XXXX.%. The APR threshold is XXXX%. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM obtained which supported value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301934	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM provided which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301182	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID CD ' Projected payments/ Estimated Taxes, Insurance & Assessments-

The CD issued on XX/XX/XXXX does not reflect the correct Estimated Taxes, Insurance & Assessments under the Projected Payments. The box for Other was checked; however, the description was not disclosed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 3:26PM)
The LOE and PCCD provided are sufficient to cure the exception. (Resolved)

(Open) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt.	(Clear) Reserve Assets-

Sufficient reserves to meet Loan Approval requirements were not verified in the file. Guidelines require that 3 months reserves be verified. The file contains verified assets of $XXXX; however, reserves of $XXXX were required, resulting in a shortage of $XXXX.

Response 1 (XX/XX/XXXX 11:03AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Debts-

The 1008 reflects other debt of $XXXX as part of the Borrower's PITI payment. This amount is not reflected on the Final 1003 and not documented in the file.

Response 1 (XX/XX/XXXX 10:58AM)
							Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:22AM) AVM obtained which supported value within XX%.		3	2	3	1	3	2	3	1	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B
432301183	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM provided which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301184	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301185	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM obtained which supported value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301186	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:04PM) AVM obtained did not verify a value for the property. (Upheld) Response 2 (XX/XX/XXXX 8:29AM) CDA obtained which supported value within XX%. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301187	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:07PM) AVM obtained which did not support value within XX%. AVM obtained supported value of $XXXX which resulted in a variance of XXXX%. (Upheld) Response 2 (XX/XX/XXXX 8:27AM) CDA obtained which supported value within XX%. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301188	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance- The loan file submitted for review was missing confirmation the subjects Rent-Loss coverage was equal to or greater than 6 months of total gross rents. Copy of the Insurance info provided does not show the required information. Response 1 (XX/XX/XXXX 12:53PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:39PM) AVM provided which supported value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301189	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property which sufficient coverage for rent loss. The guidelines require 6 months of rent loss coverage; however, the homeowners insurance does not contain any rent loss coverage. Response 1 (XX/XX/XXXX 12:27PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:03PM) AVM obtained did not verify a value for the property. (Upheld) Response 2 (XX/XX/XXXX 8:25AM) CDA obtained which supported value within XX%. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301190	XXXX	XX/XX/XXXX	$XXXX			(Clear) Inaccurate Mortgage- There was no evidence of the Prepayment Rider to the Security Instrument in the loan file. Response 1 (XX/XX/XXXX 12:26PM) The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:01PM) AVM obtained did not verify a value for the property. (Upheld) Response 2 (XX/XX/XXXX 8:23AM) CDA obtained which supported value within XX%. (Resolved)		3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
432301191	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance- The loan was missing current hazard insurance policy with rental loss coverage equal to or greater than 6 months of total gross rents. The policy provided does not reflect any rent loss coverage. Response 1 (XX/XX/XXXX 12:19PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:04PM) AVM obtained did not verify a value for the property. (Upheld) Response 2 (XX/XX/XXXX 8:21AM) CDA obtained which supported value within XX%. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301213	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column- The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect. (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301214	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The CD issued on XX/XX/XXXX does not reflect the correct closing date when compared to the notary signature date on the security instrument. Non-material defect. (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301215	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD- Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct closing date when compared to the notary signature date on the security instrument. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee where 'compensation to' does not reflect a payee under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301216	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301217	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301218	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301219	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The CD issued on XX/XX/XXXX does not reflect the correct closing date when compared to the notary signature date on the security instrument. Non-material defect. (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the seller information. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) LDP/EPL-

The loan file does not include a fraud report for the borrowers.

Response 1 (XX/XX/XXXX 11:33AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Income Miscalc-

The income is miscalculated on one or more borrowers resulting in a DTI exceeding the allowable guides. The maximum DTI allowed per guidelines is XX%. The origination underwriter calculated the borrower's income using 24 months bank statements and determined the borrower's income to be $XXXX based on 24 months average deposits of $XXXX less a XX% expense ratio. Review of the lender income calculator reflected the lender used monthly deposits of $XXXX for XX/XX/XXXX and $XXXX for XX/XX/XXXX; however, the bank statements reflected deposits of $XXXX and $XXXX respectively for those 2 months. The revised 24 month deposit average was $XXXX less a XX% expense ratio or $XXXXX per month. DTI recalculated increased to XX% which exceeds guidelines.

Response 1 (XX/XX/XXXX 1:13PM)
							Formal exception granted for DTI variance, utilized compensating factors downgraded to EV2. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating factors; Slight DTI exception. DTI exception is less than XX%. Reserves of XX months, XX years same job, $XXXXX residual income or XX months reserves, and limited evidence business pays XX auto leases which would lower DTI.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
432301257	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

(Clear) TRID - Revised LE Delivery Date (after issue of CD)-

This loan failed the revised loan estimate delivery date test (after issuance of Closing Disclosure). The revised Loan Estimate issued on XX/XX/XXXX was issued after providing the Closing Disclosure dated XX/XX/XXXX.

Response 1 (XX/XX/XXXX 4:16PM)
						The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
432301258	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the security instrument. Non-material defect. (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the seller information. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent Company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301259	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) TRID - Revised CD - No Waiting Period-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required). Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed and therefore not received by the consumer prior to consummation. Per regulation, it is the creditor's responsibility to provide disclosures prior to consummation. If disclosure was delivered electronically, please provide evidence of receipt, as well as the consumer's E-consent.

Response 1 (XX/XX/XXXX 2:49PM)
The explanation provided is not sufficient to cure the finding. Evidence of the borrower(s) receiving the revised CD issued XX/XX/XXXX is required.

Response 2 (XX/XX/XXXX 12:43PM)
The CD tracker provided is not sufficient to cure the exception. The original loan file contains a closing disclosure issued on the XX/XX/XXXX which does not match the CD dated XX/XX/XXXX. The CD dated XX/XX/XXXX matches the date closing date reflected on the Note and Final 1003. The final CD dated XX/XX/XXXX does not appear to have been provided to the BWR prior to or at consummation. (Upheld)

Response 3 (XX/XX/XXXX 2:27PM)
The updated CD provided is sufficient dated and signed on XX/XX/XXXX is sufficient to clear the exception. (Resolved)

(Clear) Inaccurate Note-

The note was not completed accurately. The note was not executed.

Response 1 (XX/XX/XXXX 2:46PM)
The documentation provided is sufficient to cure the finding.

(Clear) Inaccurate Mortgage-

The mortgage was not completed accurately. The mortgage deed was not executed.

Response 1 (XX/XX/XXXX 2:46PM)
The documentation provided is sufficient to cure the finding.

(Open) Federal Testing-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) QM FAIL-

						This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) Application- The final application is missing from the loan file. The loan file contains a copy of the initial 1003 dated XX/XX/XXXX; however, the final 1003 is missing from the loan file. Response 1 (XX/XX/XXXX 11:35AM) No loan application was provided. (Upheld) Response 2 (XX/XX/XXXX 12:49PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
432301260	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301261	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301262	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD ' Closing Information/File number Info-

The CD issued on XX/XX/XXXX does not reflect the file number. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisedvalue.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301263	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

(Open) TRID CD ' Incorrect Section-

The Pest Inspection was included in Section C of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section H. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The maximum allowed LTV for a purchase of a primary residence, with a loan amount of $XXXX using Asset utilization documentation type is XX%. The subject loan closed with an LTV of XX%, which exceeds the maximum allowed.

Response 1 (XX/XX/XXXX 4:19PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) DTI Exceeds Maximum-

The DTI exceeds Investor guidelines. The maximum DTI for a purchase of a primary residence, with a loan amount of $XXXX using Asset utilization documentation type is XX%. The subject loan closed with a DTI of XXX%, which exceeds the maximum allowed.

Response 1 (XX/XX/XXXX 4:25PM)
							Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisedvalue.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
432301264	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.

(Open) HMDA-

The application is missing the HMDA/Government Monitoring Information for the co-borrower.

(Open) TRID CD- Section B incorrect payee-

						The loan contains fees where 'compensation to' does not reflect a payee and reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.	(Clear) REO PITI- The Borrower(s) own other real estate and the PITI for each additional mortgage is not documented. The borrowers Primary residence was being refinanced with the same Lender as the subject transaction. The final 1003 reflects a payment for the new loan; however, the loan file contained no documentation to evidence the new payment such as the new loan note or final CD from the closing of the refinance. Response 1 (XX/XX/XXXX 12:47PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisedvalue.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
432301265	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) DTI Exceeds Maximum-

The DTI exceeds Investor guidelines. The maximum DTI allowed for a rate and term refinance of a primary residence with a loan amount of $XXX using a documentation type of 12 months bank statements is XX%. The subject loan closed with a DTI of XX% which exceeds the maximum allowed per guidelines.

Response 1 (XX/XX/XXXX 1:02PM)
Explanation provided is sufficient to resolve the finding. (Resolved)

(Open) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The guidelines required 6 months PITIA reserves equal to $XXX ($XX PITIA x 6 months) after funds to close. The final CD in the loan file reflected that the borrower needed to evidence $XXX in funds to close and prepaid items for a total funds to be verified of $XXX. The loan file contained evidence of $XXXX in verified assets. As a result, there was a $XXXX shortage of verified reserves.

Response 1 (XX/XX/XXXX 1:04PM)
							Compensating factors utilized to downgrade to EV2. (Upheld)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating factors: Credit score of XXX, minimum is XXX; LTV of XXXX%, maximum is XX%.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
432301266	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) TRID - Revised LE Delivery Date4 (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed and therefore not received by the consumer 4 business days prior to consummation, XX/XX/XXXX. If disclosure was delivered electronically, please provide evidence of receipt, as well as the consumer's E-consent.

Response 1 (XX/XX/XXXX 3:59PM)
The explanation provided is not sufficient to cure the finding. Although evidence of e-consent was provided in the loan file there was no evidence of receipt of the Revised LE issued XX/XX/XXXX. Please provided evidence of receipt for the Revised LE issued XX/XX/XXXX .(Upheld)

Response 2 (XX/XX/XXXX 9:48AM)
						The LE doc magic disclosure tracker was provided and is sufficient to clear the exception. (Resolved)	(Clear) DTI Exceeds Maximum- The DTI exceeds Investor guidelines. The maximum DTI allowed for a purchase of a primary residence with a loan amount of $XXXX using a documentation type of 24 months bank statements is XX%. The subject loan closed with a DTI of XX% which exceeds the maximum allowed per guidelines. Response 1 (XX/XX/XXXX 1:14PM) Explanation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
432301267	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD- Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the security instrument. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Open) TRID - Post-Consummation CD delivery date Borrower paid amount-

						The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $XXXX at consummation; however, per the ALTA statement, the consumer received $XXXX (after providing funds to close in the amount of $XXXX). The fee appears to be in Section C. The fee is not subject to tolerance.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301268	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD- Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the security instrument. Non-material defect.

(Open) TRID CD ' Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee where 'compensation to' does not reflect a payee under Section H on the revised CD issued on XX/XX/XXXX. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) State Testing-

This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of XXX allows for a maximum XXXX% late fee, the loan has a XXXX% late fee. The loan fails the late fees test by XX%.

Response 1 (XX/XX/XXXX 6:11PM)
						Executed note provided is sufficient to clear the exception. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
432301269	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) Inaccurate Mortgage- The mortgage was not completed accurately. The mortgage is missing pages 12-15 and the 1-4 Family and Prepayment riders. Response 1 (XX/XX/XXXX 2:51PM) The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
432301270	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD- Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct closing date when compared to the notary signature date on the security instrument. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's name and address are missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Open) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Federal Testing-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) QM FAIL-

						This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The loan is a compliant HPML. Escrow and prepayment requirements have been met.	(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. The loan approval required a VVOE for the borrower. The Borrower is self-employed with 3 businesses used for income. none of these business or the borrower's employment with such were verified in the loan file via VVOE, CPA letter nor business licenses or searches.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisedvalue.	Compensating factors: FICO XXX, $XXXX/month residual income or XXX months reserves.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
432301271	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Company and Individual Contact on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Open) QM FAIL-

						This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4),(e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XX%. The loan is a compliant HPML. Escrow and prepayment requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisedvalue.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301272	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's name and address are missing. Non-material defect.

(Open) TRID CD- premiums Optional-

The Home Warranty on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Non-material defect.

(Open) TRID CD- Section B incorrect payee-

						The loan contains fees where 'compensation to' does not reflect a payee under Section E of the revised CD issued on XX/XX/XXXX. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301273	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

						The loan contains a fee where 'compensation to' does not reflect a payee under Section E of the revised CD issued on XX/XX/XXXX. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisedvalue.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301274	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the security instrument. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Open) TRID CD ' Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date. Non-material defect.

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA which supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301275	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The loan file does not include a fraud report. Response 1 (XX/XX/XXXX 1:46PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 2 (XX/XX/XXXX 4:59PM) An AVM was performed which returned a value of $XXXX which supports the original value of $XXX. (Resolved) Response 1 (XX/XX/XXXX 1:50PM) Explanation and documentation received is sufficient. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301319	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Income Docs-

							The income is not documented properly according to guides. The lender's guidelines for DSCR documentation loans indicates that for refinance transactions a copy of the lease agreement and the most recent 4 months canceled checks or four months bank statements or other reasonable means to show a consistent, valid monthly payment of rent is being received for he subject property. Further, the guidelines state that Security deposits that have been drawn by the landlord in lieu of one or more rental payments will not qualify as monthly rental payment. The borrower purchased the subject in XX/XX/XXXX. According to the explanation in the loan file, the subject property "needed extensive work" at the time of purchase and has been renovating he property from the time of purchase until the first lease was signed to begin XX/XX/XXXX. The loan file contained a copy of the lease reflecting monthly rent of $XXXX and a security deposit requirements of $XXXX. The borrower's bank statement in the loan file reflected a deposit on XX/XX/XXXX for the exact amount of the rent and security deposit total of $XXXX. however, the loan file did not contain the required evidence of 4 consecutive months of rental payments as specifically required by the guidelines. It should also be noted that the loan file contained an exception request and approval for the missing evidence of rental payments.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating factors: XX months reserves, LTV XXX%, Years in current home is XX years, high DSCR of XXX, FICO XXX.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
432301320	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains fees where 'compensation to' does not reflect a payee under Sections E and H on the CD issued on XX/XX/XXXX. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisedvalue.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301321	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's name and address are missing. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee where 'compensation to' does not reflect a payee under Section H of the revised CD issued on XX/XX/XXXX. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisedvalue.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301322	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

(Open) TRID - CD Incomplete / Inaccurate-

The loan contains fees where 'compensation to' does not reflect a payee under Sections C and H of the revised CD issued on XX/XX/XXXX. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent company and Individual Contact on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisedvalue.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301323	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the change occurred on XX/XX/XXXX and the consumer was not provided the disclosure within 3 days of the change, the increase to the following fee was not accepted as valid: Appraisal (CD XX/XX/XXXX). A cost to cure in the amount of $XXXX is required. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation. Although the regulation requires the cure within 60 days of consummation, investor will accept 60 days from the discovery date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX 8:35AM)
The documentation provided is not sufficient to cure the finding. The invoice is not a valid reason. The Borrower paid for the increase of fee on XX/XX/XXXX which is when the lender knew of the change/increase. A PCCD, proof of delivery, LOE and proof of refund for the increase is required, because XX/XX/XXXX is not within 3 business days of the disclosure issued XX/XX/XXXX.

Response 2 (XX/XX/XXXX 11:29AM)
						The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisedvalue.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
432301324	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's name and address are missing. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

(Open) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)) The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the first lien lender fees test. (XX §24-1.1A(e)) The loan is a first lien mortgage with a principal amount that is greater than or equal to $XXXX and the sum of all lender fees exceeds the greater of XX% of the principal amount or $XX. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest.

Response 1 (XX/XX/XXXX 8:23AM)
						The explanation provided is sufficient to cure the finding. The Underwriting fee is part of the Origination fee.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisedvalue.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
432301325	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Resident Alien- The borrower indicates Resident Alien status, however, the file contains no evidence documenting status. A copy of the permanent resident alien card is not present in the loan file. Response 1 (XX/XX/XXXX 1:53PM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisedvalue.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
432301326	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Resident Alien- The borrower indicates Resident Alien status, however, the file contains no evidence documenting status. A copy of the permanent resident alien card is not present in the loan file. Response 1 (XX/XX/XXXX 1:54PM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisedvalue.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
432301327	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) QM FAIL- This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. The borrower was required to evidence $XXXX in reserves which is equal to 12 months PITIA of $XXXX. In addition, the final CD in the loan file reflected that the borrowers were required to evidence $XXXX in funds to close and prepaid items, as well as $XXXX in earnest money deposit. A total of $XXXX in assets was required to be verified. The loan file contained verified evidence of $XXXX in assets. A gift letter for $XXXX was in the loan file, along with evidence of the source of the gift funds account. The gift letter indicated that the gift funds would be directly wired to the escrow company at closing; however, there was no documented evidence that the gift was received by the title company. As a result, there was a $XXX shortage of verified assets.

Response 1 (XX/XX/XXXX 7:54AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Application-

The final application was missing the co-borrower's declarations information.

Response 1 (XX/XX/XXXX 9:08AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Open) VVOE required-

A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file for the co-borrower.

Response 1 (XX/XX/XXXX 9:09AM)
Paystub provided is prior to closing and not a VVOE. A VVOE is required or Investor to review paystub to satisfy VVOE requirement. (Upheld)

Response 2 (XX/XX/XXXX 1:37PM)
							Compensating factors utilized to downgrade to EV2. (Upheld)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisedvalue.	Compensating factors utilized: Residual income of $XXXXX per month or XX months PITI, self employed XX years and in the same line of work XX years.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
432301328	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) QM FAIL-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1))This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) Federal Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XXXX%. The APR threshold is XXXX%. Mitigating Factor- Seller is Exempt.

(Open) TRID CD - Calculating Cash to Close LE column-

						The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.	(Clear) Application- The final application is missing. The loan closed XX/XX/XXXX. The loan file contained an application signed and dated on XX/XX/XXXX and an application which was signed but contained no date to determine if it was a final or initial application. The loan file does not contain a final application signed and dated the date of closing. Response 1 (XX/XX/XXXX 10:37AM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
432301329	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters- The subject loan does not meet Program Parameters for LTV. The maximum allowed LTV for a DSCR documentation cash-out refinance, with a loan amount of $XXXX is XX%. The subject loan closed with a XX% LTV. Response 1 (XX/XX/XXXX 4:53PM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
432301330	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD- Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the security instrument. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) TRID - Revised LE Delivery Date4 (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. (12 CFR §1026.19(e)(4)(ii)) The revised loan estimate receipt date is provided and the revised loan estimate receipt date XX/XX/XXXX is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX 3:58PM)
The information provided is not sufficient to clear the defect. The Loan Estimated issued and received on XX/XX/XXXX was less than 4 business days from consummation. (Upheld)

Response 2 (XX/XX/XXXX 10:11AM)
The documentation provided is sufficient to cure the finding.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 4:02PM)
The information provided is not sufficient to clear the defect. The COC for the fee increase was not accepted due to the Revised LE timing fail for LE dated XX/XX/XXXX. The timing violation needs to be clear in order for the COC that was re-disclosed on XX/XX/XXXX to be accepted. (Upheld)

Response 2 (XX/XX/XXXX 10:12AM)
The documentation provided is sufficient to cure the finding.

(Clear) TRID- Lender Credits that Cannot Decrease-

The loan failed the Lender Credits that Cannot Decrease Test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be done no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 4:02PM)
The information provided is not sufficient to clear the defect. The COC for the fee increase was not accepted due to the Revised LE timing fail for LE dated XX/XX/XXXX. The timing violation needs to be clear in order for the COC that was re-disclosed on XX/XX/XXXX to be accepted. (Upheld)

Response 2 (XX/XX/XXXX 10:12AM)
						The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisedvalue.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
432301331	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the increase to the Credit Report (CD XX/XX/XXXX) and addition of the Processing (CD XX/XX/XXXX) and Transfer Taxes (CD XX/XX/XXXX) was not accepted. A cost to cure in the amount of $XXXX is required. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 3 (XX/XX/XXXX 2:40PM)
The documentation provided is sufficient to cure the finding.

Response 1 (XX/XX/XXXX 11:34AM)
The deed provided is not sufficient to cure the exception. On XX/XX/XXXX the borrower provided a LOE indicating the reason for the cash out is to complete the buyout of the BWR's ex wife. from the subject property. Furthermore, the loan file contains a Quit Claim dated XX/XX/XXXX reflecting the BWR was removing his ex wife from title. The lender was aware of the transfer of title on XX/XX/XXXX the increased fees are required to be redisclosed within 3 days of knowledge of a change in circumstance.

Response 2 (XX/XX/XXXX 9:46AM)
The rebuttal documents contains a check request that is pending. A copy of the check and proof of delivery is required per SFIG 3.0. The document is not sufficient to cure the exception. (Upheld)

(Clear) TRID - XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. A valid change of circumstance was not provided in the loan file; therefore, the increase to the following fee was not accepted: Recording (CD XX/XX/XXXX). A cost to cure in the amount of $XXXX is required. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 3 (XX/XX/XXXX 2:40PM)
The documentation provided is sufficient to cure the finding.

Response 1 (XX/XX/XXXX 10:25AM)
The deed provided is not sufficient to cure the exception. On XX/XX/XXXX the borrower provided a LOE indicating the reason for the cash out is to complete the buyout of the BWR's ex wife. from the subject property. Furthermore, the loan file contains a Quit Claim dated XX/XX/XXXX reflecting the BWR was removing his ex wife from title. The lender was aware of the transfer of title on XX/XX/XXXX, the increased fees are required to be redisclosed within 3 days of knowledge of a change in circumstance. (Upheld)

Response 2 (XX/XX/XXXX 9:47AM)
The rebuttal documents contains a check request that is pending. A copy of the check and proof of delivery is required per SFIG 3.0. The document is not sufficient to cure the exception. (Upheld)

(Open) TRID CD- 'Title' missing-

						The Sales Tax fee on the CD is not preceded by the word Title. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
432301336	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID - Post-Consummation CD delivery date Borrower paid amount-

The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $XXXX at consummation; however, per the ALTA statement, the consumer received $XXXX. The fees appear to be in the following sections: B, C, and F. The fees are not subject to tolerance but decreased.

(Clear) Initial Escrow Account-

The initial Escrow Account Statement is missing from the file.

Response 1 (XX/XX/XXXX 3:46PM)
The Initial Escrow disclosure has been provided and is sufficient to cure the exception. (Resolved)

(Open) TRID CD ' Transaction Information/Seller Info-

						The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.	(Open) Credit Scores- The borrower's credit scores are below the minimum allowable per guidelines. The minimum credit score required is 720; however, the borrowers' qualifying credit score is only XXX. it should also be noted that the loan file contained an exception approval for this issue. Compensating factors utilized to downgrade to EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating factors: Low DTI XXXX%, Low LTV XXXX%, Liquid reserves of $XXXX or XX months PITI, Residual Income of $XXXX or XX months reserves. Self-employed with same business XX years and in the same line of work for XX years.	3	2	3	2	4	2	1	1	C	B	C	B	A	A	D	B	C	B	C	B	A	A	D	B	C	B	C	B	A	A	D	B	C	B	C	B	A	A	D	B
432301337	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column- The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect. (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Missing the Seller's name and address. Non-material defect.	(Open) Tax Returns Obtained-

Tax returns for the previous two (2) years including all schedules were not signed as required.

(Open) Program Parameters-

							The subject loan does not meet Program Parameters for housing history. The guidelines require no late payments in the previous 12 months for all mortgages. The origination credit report reflects 2 mortgages reflecting 1x30 day late payments in XX/XX/XXXX and XX/XX/XXXX which is within 12 months of the note date of XX/XX/XXXX. It should also be notes that the loan file contained an exception for this issue. Compensating factors utilized to downgrade to EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, XX/XX/XXXX, which supports the appraised value.	FICO is XX points higher than minimum and DTI is XX% below max. Overall strong credit history: In file since XXXX, XX trades, XX paid AA, XX were XX-day -last in XXXX (mtg).	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
432301338	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID - Post-Consummation CD delivery date Borrower paid amount-

The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer received $XXXX at consummation; however, per the ALTA statement, the consumer received $XXXX. The fees appear to be in the following sections: C and E. The fees in Section E are subject to tolerance.

(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301339	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301340	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the Transfer Tax on the CD issued on XX/XX/XXXX was not accepted. This results in a cost to cure of: $XXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX0 2:47PM)
There were no PCCD and refund available/received.

Response 2 (XX/XX/XXXX 9:56AM)
The documentation provided is sufficient to cure the finding.

(Open) TRID CD- Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date. Non-material defect.

(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Clear) Flood Notice Late-

The Flood Notice was not provided to the consumer prior to consummation.

Response 1 (XX/XX/XXXX 11:38AM)
The explanation provided is sufficient to cure the finding.

(Clear) Flood Insurance Required-

The loan was subject to Flood Insurance and the Closing Disclosure showed no evidence that Flood Insurance premiums were escrowed.

Response 1 (XX/XX/XXXX 11:38AM)
The explanation provided is sufficient to cure the finding.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. Non-material defect.	(Clear) REO PITI-

The Borrower owns other real estate and the PITIA for the additional REO debt is not documented. The loan file does not contain any evidence to document that the mortgage on the additional REO includes escrows.

Response 1 (XX/XX/XXXX 10:57AM)
Documentation received is sufficient to resolve the finding. (Resolved)

(Clear) Flood Cert-

The flood certificate is missing.

Response 1 (XX/XX/XXXX 10:55AM)
Documentation received is sufficient to resolve the finding. (Resolved)

(Clear) Hazard Insurance-

The loan was missing current flood insurance policy on the subject property which reflected sufficient coverage/replacement cost. The flood cert was missing from the loan file; however, the appraisal reflected that the subject was in a flood zone (AE); therefore, flood insurance was required for the subject property. The loan file did not contain any evidence that the underwriter requested or obtained flood insurance.

Response 1 (XX/XX/XXXX 10:58AM)
							Documentation received is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
432301395	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller name and address is missing. Non-material defect.

(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301396	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan has an APR of XX% which exceeds the threshold of XX% by XX%. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID CD - Calculating Cash to Close LE column-

						The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.	(Clear) Assets- The file did not contain evidence the borrower had the proper amount of funds required. The borrower's total cash to close was $XXXX and reserves of $XXXX totaling $XXXX. The loan file contained verified assets of $XXXX. A gift of $XXXX has been excluded as the loan file only contains a gift letter. There is no verification the donor had sufficient funds and the gift was not transferred to the borrower or the closing agent. As a result, there is a shortage of $XXXX. Response 1 (XX/XX/XXXX 12:49PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
432301397	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the security instrument. Non-material defect.

(Open) TRID CD ' Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA statement. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee where 'compensation to' does not reflect a payee under Section E of the revised CD issued on XX/XX/XXXX. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file, dated XX/XX/XXXX, which supports value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301398	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The sellers' address in missing. Non-material defect.

(Open) TRID CD- 'Title' missing-

The Survey fee on the CD is not preceded by the word Title. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item. Non-material defect.

(Open) TRID CD - Calculating Cash to Close LE column-

						The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX that supports the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301399	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD- 'Title' missing-

The Survey Fee on the CD is not preceded by the word Title. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company and Individual Contact on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.

(Open) TRID CD - Calculating Cash to Close LE column-

						The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301400	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. The CD does not reflect the seller's name and address. Non-material defect.

(Open) TRID CD- Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date. Non-material defect.

(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX that supports the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301401	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301402	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect. (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. The seller's name and address are missing. Non-material defect.	(Clear) Program Parameters- The subject loan does not meet Program Parameters for DTI. Per guidelines, the maximum DTI for a first time home buyer is XX%/XX% for First Time Homebuyers; however, the loan closed with XX%/XX% DTI, which exceeds guidelines. Response 1 (XX/XX/XXXX 1:07PM) Exception provided. Compensating factors utilized to downgrade to level EV2. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating factors: FICO XXX, XX months reserves, XX years same employment,	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
432301403	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. The CD is missing the seller's address. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) TRID - Post-Consummation CD delivery date Borrower paid amount-

The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $XXXX at consummation; however, per the ALTA statement, the consumer received $XXXX after providing funds to close in the amount of $XXXX. The fees appear to be in the following sections: C and E. The fees are subject to tolerance.

Response 1 (XX/XX/XXXX 1:59PM)
Per SFIG 3.0 the ALTA fees should not be reviewed against the final CD. (VOID)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal fee. A cost to cure is required in the amount of $XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.

Response 1 (XX/XX/XXXX 10:16AM)
						PCCD, LOE, reimbursement check and proof of delivery has been provided and is sufficient to cure the exception. (Resolved)	(Clear) Condo/HOA Dues- The file does not contain a condo project warranty certificate. Response 1 (XX/XX/XXXX 8:51AM) Explanation sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
432301404	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. The CD is missing the seller's address. Non-material defect.

(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file, dated XX/XX/XXXX, supported the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301405	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column- The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA, dated XX/XX/XXXX, in the file supported the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301406	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller name and address are missing. Non-material defect.

(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Program Parameters- The subject loan does not meet Program Parameters for DTI. Per guidelines, the maximum DTI for a second home is XX%; however, the loan closed with a DTI of XX%. The file contains an exception request that approves a DTI up to XX%. Compensating factors utilized to downgrade to EV2. (Clear) Hazard Insurance- The loan was missing HO6 insurance policy for the Borrower's primary condo residence with a monthly payment of $XX as reflected on the final 1003/1008. Response 1 (XX/XX/XXXX 11:30AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating factors: XX months reserves, FICO XXX, low LTV XXXX%, XX years in same employment, and residual income of $XXXX.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
432301407	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Calculating Cash to Close LE column- The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX that supports the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301408	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller's name and address is missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301409	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Closing Information/File number Info-

The CD issued on XX/XX/XXXX does not reflect the correct File number. Non-material defect.

(Open) TRID CD 'Closing Information/Settlement Agent info-

The CD issued on XX/XX/XXXX does not reflect the correct Settlement Agent name. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller's name and address is missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD ' Settlement agent Contact Information-

The following information is missing from the Contact Information table: Settlement Company's Name and Address. Non-material defect.	(Clear) DTI Exceeds Maximum-

The DTI exceeds Investor guidelines. The guidelines for a FTHB indicate that the maximum Front End DTI allowed is XX% and back end/total DTI of XX%. According to the origination 1008 in the loan file, the DTI was XX% front end and XX% total DTI. The Final CD reflects homeowners insurance escrow payment of $XX and separate hazard insurance of $XX per month, in addition to subject property taxes of $XX per month. The lender failed to include the $XX per month hazard insurance in the debt calculation. As a result, the audit DTI is XX% front end and XX% total DTI. The audit front end DTI exceeds the maximum allowed by guidelines.

Response 1 (XX/XX/XXXX 9:00PM)
Lender exception provided. (Resolved)

(Open) Assets Source Season-

							The funds required were not properly seasoned. The final CD in the loan file indicated funds needed for closing in the amount of $XXXX, prepaid costs of $XXXX and earnest money deposit of $XXXX. In addition, the borrower was required to evidence 12 months reserves of $XXXX($XXXX PITIA x 12 months). Therefore, a total of $XXXX was required to be verified. The guidelines require all funds to be sourced and seasoned for a minimum of 60 days. The loan file contained proper verification of $XXXX in funds with an additional $XXXX in a XXXX account ending **XXXX for which only one month statement was provided. Further, the earnest money deposit was withdrawn from this same account in the amount of $XXXX; however, it too due to the lack of an additional statement was not properly seasoned. $XXXXtotal funds were lacking a full 60 days of seasoning.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	XX months of reserves. XXX Score. Strong Residual Income. XX years same employer. Compensating factors: XXXX months of reserves. XXXX Score. Strong Residual Income. XXXX years same employer.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
432301410	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301411	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Sellers Address. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Program Parameters- The subject loan does not meet Program Parameters for rental history. The guidelines require 12 months 0x30 for rental history; however, according to the canceled checks provided in the loan file, the borrower has 1x30 for XX/XX/XXXX it should be noted that the loan file contained an exception for this specific issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Credit score of XXXX exceeds the minimum required by guidelines of XXXX.
DTI of XXXX% is below maximum of XXXX%.
Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXX months.
Borrower has XXXX years in the same profession.
Borrower has been with same employer for last XXXX years.
Total residual income is $XXXX per month.Credit score of XXXX exceeds the minimum required by guidelines of XXXX.
DTI of XXXX% is below maximum of XXXX%.
Verified post-closing reserves of $XXXXor XXXX months. Minimum required per guidelines is XXXX months.
Borrower has XXXX years in the same profession.
Borrower has been with same employer for last XXXX years.
									Total residual income is $XXXXper month.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
432301412	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) Missing Mortgage-

The mortgage is missing from the loan file.

Response 1 (XX/XX/XXXX 10:34AM)
The documentation provided is sufficient to cure the finding.

(Clear) Missing Note-

The note is missing from the loan file.

Response 1 (XX/XX/XXXX 10:34AM)
The documentation provided is sufficient to cure the finding.

(Clear) Initial Escrow Account-

The initial Escrow Account Statement is missing from the file.

Response 1 (XX/XX/XXXX 10:35AM)
The documentation provided is sufficient to cure the finding.

(Clear) Right to Rescind-

The file contains no evidence of the Right to Cancel Notice.

Response 1 (XX/XX/XXXX 10:36AM)
						The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		4	1	1	1	4	1	1	1	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A
432301413	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301414	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Revised LE Delivery Date4 (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt.

Response 2 (XX/XX/XXXX 10:26AM)
The documentation provided is not sufficient to cure the finding. Documentation that the borrower received the revised LE issued XX/XX/XXXX is required. The tracker does not reflect that the borrower acknowledged receipt of the LE.

Response 3 (XX/XX/XXXX 12:53PM)
The documentation provided is sufficient to cure the finding.

Response 1 (XX/XX/XXXX 12:48PM)
The explanation provided is not sufficient to cure the finding. Proof of receipt for the revised LE issued XX/XX/XXXX is required to show the borrower received the disclosure at least 4 business days from the consummation date of XX/XX/XXXX.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). This results in a cost to cure of: $XXXX. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 2 (XX/XX/XXXX 10:27AM)
The documentation provided is not sufficient to cure the finding. Documentation that the borrower received the revised LE issued XX/XX/XXXX is required. The tracker does not reflect that the borrower acknowledged receipt of the LE.

Response 3 (XX/XX/XXXX 12:53PM)
The documentation provided is sufficient to cure the finding.

Response 1 (XX/XX/XXXX 12:49PM)
The explanation provided is not sufficient to cure the finding. Proof of receipt for the revised LE issued XX/XX/XXXX is required to show the borrower received the disclosure at least 4 business days from the consummation date of XX/XX/XXXX.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Conflict of Interest-

The borrower associated with the loan was found to be the owner with XX% ownership of the submitting brokerage. According to the guidelines this is specifically not permitted. It should be noted that the loan file contained an exception for this issue.

(Open) Subordination Agreement-

All existing subordinate financing must be resubordinated. The subordination agreement for the existing subordinate lien for the XXXX XXXX debt reflected on the preliminary title report as having been recorded on XX/XX/XXXX is missing from the file.

(Open) Debts Not verified on credit report-

The application lists significant debts that were not verified on the credit report and not independently verified. The loan file contains not documented evidence of the balance and payments for the XXXX XXXX debt reflected on the preliminary title report as having been recorded on XX/XX/XXXX. Additionally, the loan file contained no evidence of the debt having been paid in full prior to or at closing of the subject transaction and the loan file did not contain a documented transfer letter for the lease. The current balance was also vital in determining the final CLTV for the subject transaction.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Credit score of XXXX exceeds the minimum required by guidelines of XXXX.
DTI of XXXX% is below maximum of XXXX%.
Verified post-closing reserves of $XXXX or XXXXmonths. Minimum required per guidelines isXXXX months.
Borrower has XXXX years in the same profession.
Borrower has been with same employer for last XXXX years.
Total residual income is $XXXX per month.Credit score of XXXX exceeds the minimum required by guidelines of XXXX.
DTI of XXXX% is below maximum of XXXX%.
Verified post-closing reserves of $XXXX or XXXXmonths. Minimum required per guidelines is XXXX months.
Borrower has XXXX years in the same profession.
Borrower has been with same employer for last XXXX years.
									Total residual income is $XXXX per month.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
432301415	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller address. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) TRID CD ' Lender NMLS-

The NMLS for the lender is missing from the Contact Table. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 9:51AM)
						The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
432301416	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) VVOE required- A VVOE is required within 10 days of Note date. The loan file did not contain any employment verification for the borrower and for borrower 3. (Open) Interested Party Contributions- The IPCs exceed allowable guidelines. The guidelines require a downward adjustment for contributions of personal property. The contract reflects the purchase price includes all furnishings. The loan file did not contain any verification of the items included, value or adjusted sales price.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Credit score of XXXX exceeds the minimum required by guidelines of XXXX DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXX months. Total residual income is XXXX per month.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
432301417	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Tax Transcripts Missing-

The tax transcripts are missing for the borrower from the loan file.

Response 2 (XX/XX/XXXX 4:30PM)
Neither the loan file nor the rebuttal documentation contains Transcripts for the Borrower, XXXX. Please provide. (Upheld)

Response 3 (XX/XX/XXXX 11:09AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

Response 1 (XX/XX/XXXX 2:52PM)
Still missing Tax Transcripts for the Primary Borrower. (Upheld)

(Open) VVOE required-

							A VVOE is required within 10 days of Note date. The loan file contained a VOE on the borrower from The Work Number; however, it reflected the information was current as of XX/XX/XXXX and indicates the VVOE is for Inactives only. The loan file did not contain verification for the self employment for the co-borrower.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Credit score of XXXX exceeds the minimum required by the guidelines of XXXX. Verified post-closing reserves of $XXXX exceeds the XXXX required per the guidelines. Total residual income is $XXXX	4	2	4	2	1	1	1	1	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A
432301418	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301419	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301420	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID CD ' Lender NMLS-

The NMLS for the lender is incorrect on the Contact Table. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 4:59PM)
PCCD, LOE, and proof of delivery has been provided and is sufficient to cure the exception. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee on the CD issued on XX/XX/XXXX was not accepted: Credit Report. This results in a cost to cure of: $XX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 4:58PM)
PCCD, LOE, reimbursement check, proof of delivery has been provided and is sufficient to cure the exception. (Resolved)

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
432301421	XXXX	XX/XX/XXXX	$XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Condo/HOA Dues- The file does not contain documentation supporting the HOA dues for each of the 3 borrowers' primary residences. Each borrower owns their own primary residence. There are 3 borrowers on this loan. The loan file contained documentation for the HOA dues of only 1 of 3 properties. Response 1 (XX/XX/XXXX 6:38AM) Explanation sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
432301422	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller's Address. Non-material defect.

(Clear) TRID CD ' Lender NMLS-

The NMLS for the lender is missing from the Contact Table. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 2:55PM)
The documentation provided is sufficient to cure the finding.

(Clear) TRID - XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees on the CD's issued on XX/XX/XXXX and XX/XX/XXXX was not accepted: Title - Endorsement Fee, Title - Lenders Title Insurance, Title - Notary Fees, Title - Sub Escrow Fee and Title - Courier. This results in a cost to cure of: $XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 1:36PM)
The documentation provided is sufficient to cure the finding

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) Assets Source Season-

The funds required to close were not properly sourced and/or seasoned. The final CD in the loan file indicated that the borrower was required to evidence funds to close of $XXXX, along with earnest money deposit of $XXXX and prepaid closing costs of $XXX. This is in addition to the funds required for reserves in the amount of $XXXX. The total funds required to be verified is $XXXX of which $XXXXwas required to be liquid. The loan file contained evidence of liquid funds in the amount of $XXXX and a receipt for funds in escrow dated XX/XX/XXXX, along with a wire confirmation dated XX/XX/XXXX for funds in the amount of $XXXX which were originated from the borrowers' XXX account ending with *XXXX. The loan file contained statements for the account with the most recent one dated XX/XX/XXXX however, a balance of only $XXXX is reflected on the most recent statement. A more recent statement for this account reflecting any additional deposits and source documentation that may be needed to evidence large deposits is required to property evidence the source and seasoning of funds.

Response 3 (XX/XX/XXXX 1:57PM)
Finding resolved. (Resolved)

Response 1 (XX/XX/XXXX 2:32PM)
The $XXXX wire, dated XX/XX/XXXX, from the XXX account ending XXX (statement in file dated XX/XX/XXXX) is not sourced. The Balance for that account, per statement date of XX/XX/XXXX, was $XXXX. These funds need sourced as they are required for liquid funds to close. The retirement accounts require the applicable XX% discount and there is no evidence of the liquid funds come from these accounts. (Upheld)

Response 2 (XX/XX/XXXX 7:06AM)
							There is no evidence of the transfer of these funds to the XXXX account, which did not have the funds required. The fact the borrower has enough total assets does not rule out the funds could be from an undisclosed loan or undocumented gift. Evidence of the transfer and source of the $XXXX wire is required. (Upheld)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
432301423	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Sellers' Address. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Program Parameters- The subject loan does not meet Program Parameters for LTV. The maximum allowed LTV for a purchase of a non-warrantable condo is XX%. The subject loan closed with an LTV of XX%, which exceeds the maximum allowed per guidelines. it should be noted; however, that the loan file contained an exception for this particular issue.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Credit score of XXXX exceeds the minimum required by guidelines of XXXX. DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXX months. Borrower has XXXX years in the same employer and profession. Total residual income is $XXXX per month.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
432301424	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) Inaccurate Mortgage-

There was no evidence of the ARM rider to the Security Instrument in the loan file.

Response 1 (XX/XX/XXXX 3:29PM)
The documentation provided is not sufficient to cure the finding. The ARM (Adjustable Rate) rider to the Mortgage is missing from the loan file.

Response 2 (XX/XX/XXXX 12:46PM)
The documentation provided is not sufficient to cure the finding. The Mortgage reflected an ARM Rider should be included with the Mortgage, but the Rider to the Mortgage is missing from the loan file.

Response 3 (XX/XX/XXXX 1:08PM)
						The Adjustable rate rider was provided and is sufficient to cure the exception. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
432301425	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect. (Clear) Flood Insurance Required- The loan was subject to Flood Insurance and the Closing Disclosure showed no evidence that Flood Insurance premiums were escrowed. Response 1 (XX/XX/XXXX 10:25AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) VVOE required- The guidelines require proof of business within 10 days of the Note date. The loan file contained XXXX letter dated XX/XX/XXXX which was not within 10 days.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.	The borrower’s credit score is XXXX points over the minimum required. Borrower is self-employed with the same business for XXXX years The Borrower has total residual income of $XXXX per month	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
432301426	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller information is missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) TRID CD- Section B incorrect payee-

The loan contains a Home Warranty fee where 'compensation to' does not reflect a payee under Section H of the revised CD issued on XX/XX/XXXX. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (XX/XX/XXXX 9:43AM)
PCCD provided contains the Payee for the Optional insurance, this is sufficient to cure the exception. (resolved)

(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

This loan failed the initial closing disclosure delivery date test. (12 CFR §1026.19(f)(1)(ii)). Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX 2:25PM)
						The documentation provided is sufficient to cure the finding.	(Open) VVOE required- The guidelines require proof of business within 10 days of the Note date. The loan file contained an accountant letter dated XX/XX/XXXX which was not within 10 days. (Open) Resident Alien- The borrower indicates Resident Alien status, however, the file did not contain a copy of the borrower's permanent resident card.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.	DTI of XXXX% is below the maximum of XXXX%. Total residual income of $XXXX. Verified liquid reserves of $XXXX. Credit score of XXXX exceeds the minimum of XXXX.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
432301935	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID LE ' Broker's NMLS- The LE issued on XX/XX/XXXX does not reflect the Mortgage Broker's NMLS. Correct information must be present on last revised CD/PCCD.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301936	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Mitigating Factor- Seller is Exempt.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Transfer Taxes. This results in a cost to cure of: $XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 11:35AM)
						The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
432301937	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) DTI Exceeds Maximum-

The DTI exceeds Investor guidelines. The income is miscalculated on one or more borrowers resulting in a DTI exceeding the allowable guides. The origination underwriter used $XXXX per month in self-employed income to qualify the borrower. Per the CPA Letter, the borrower was only had XX% ownership in the business XXXX; therefore, the correctly calculated monthly income was $XXXX. Based on the borrower's actual income the DTI increased to XXXX%, which exceed the maximum DTI allowed of XX%.

Response 1 (XX/XX/XXXX 10:56AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Assets Misc-

There are additional asset findings. The personal assets with XXXX and XXXX are held jointly with an account holder, XXXX, who is not on the loan application. A letter stating that the borrower has access to XXX% of the funds in the bank accounts was not provided as required.

Response 1 (XX/XX/XXXX 10:50AM)
							Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
432301938	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301939	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301940	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The file is missing a Fraud Tool. Response 1 (XX/XX/XXXX 11:01AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
432301941	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt.	(Clear) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property for verification of sufficient coverage/replacement cost. Response 1 (XX/XX/XXXX 10:43AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
432301942	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The loan file did not contain a Fraud Report. Response 1 (XX/XX/XXXX 11:53AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:54AM) AVM provided supports value within XX%. (Resolved)	Compensating Factors: DTI of XXXX% is below maximum of XXXX%. Credit score of XXXX exceeds the minimum required by guidelines of XXXX.	3	1	2	1	1	1	3	1	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A
432301943	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. A second Appraisal was obtained reflecting a value greater than the first appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301944	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. AVM in file supports value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301945	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Contract-

The file contained no evidence of a properly executed sales contract/addendum for verification of final sales price and earnest money deposit requirement.

(Clear) Hazard Insurance-

The current hazard insurance policy is missing rent loss coverage equal to or greater than six months of total gross rent per guideline requirements.

Response 1 (XX/XX/XXXX 9:19AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Open) Income Docs-

The income/employment is not documented properly according to guides. The CPA letter in the loan file is missing the borrower's percent of ownership and the Covid-19 language.

(Clear) Miscellaneous-

There are additional observations that could impact the credit decision and/or quality of the loan. The guidelines require an executed No-Forbearance Attestation prior to closing which is not reflected in the loan file.

Response 1 (XX/XX/XXXX 1:10PM)
							Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:29PM) AVM provided supports value within XX%.	Compensating factors: Credit score of XXXX exceeds the minimum required guidelines of XXXX DTI of XXXX% is below the maximum of XXXX%.	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A
432301946	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The subject is located in flood zone AE. The closing disclosure reflected escrows for the flood insurance however, the flood policy confirming appropriate coverages was not provided.

Response 1 (XX/XX/XXXX 10:14AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Miscellaneous-

There are additional observations that could impact the credit decision and/or quality of the loan. The guidelines require a No Forbearance Attestation. The required attestation was not provided as required.

Response 1 (XX/XX/XXXX 1:08PM)
							Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan included a second appraisal.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
432301947	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:15PM) AVM provided supports value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301948	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan is missing the required executed No-Forbearance Attestation disclosure. Response 1 (XX/XX/XXXX 1:05PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. Second full appraisal in file supported value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
432301949	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Miscellaneous-

There are additional observations that could impact the credit decision and/or quality of the loan. The guidelines required an attestation from the borrower and/or CPA stating there is no impact due to Covid 19. Additionally, the borrower owns additional properties and the guidelines required a No Forbearance Attestation. The required attestations were not provided.

Response 1 (XX/XX/XXXX 1:03PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Debts-

The DTI did not reflect all of the borrower's debts resulting in a DTI that exceeds allowable tolerances. Borrower's departure residence located on XXXX had X mortgages securing this property. File documented this property was to be sold prior to closing with these mortgages being paid off. The required documentation to support the sale of this property and satisfactions of the mortgages was not provided as required. With these debts included, the DTI would increased to XXX% exceeding the maximum allowed of XX%. It should be noted that audit research confirmed this property sold XX/XX/XXXX.

Response 1 (XX/XX/XXXX 8:07AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. File documentation indicated closing funds were sourced as net REO proceeds from the sale of borrower's departure residence located on XXXX. The Closing Disclosure supporting the sale of XXXX supporting net proceeds sufficient to support the required funds was not provide as required. Without these funds, the borrower's funds were short of the required funds for closing. It should be noted that audit research confirmed this property sold XX/XX/XXXX.

Response 1 (XX/XX/XXXX 8:06AM)
							Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. A second appraisal was provided that supported the value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
432301950	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. Per guidelines, a QB No-Forbearance Attestation is required on all loans. The loan file did not include the required attestation. Response 1 (XX/XX/XXXX 12:58PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:05PM) AVM provided supports value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301951	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. Per guidelines, a QB No-Forbearance Attestation is required on all loans. The loan file did not include the required attestation. Response 1 (XX/XX/XXXX 12:51PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 6:02PM) AVM provided supports value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301952	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the consumer.

(Clear) TRID - Missing Loan Estimate-

The file is missing the Loan Estimate. A compliance review testing for timing and threshold tolerance could not be completed.

Response 1 (XX/XX/XXXX 4:00PM)
The documentation provided is sufficient to cure the finding.

(Open) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee on the revised CD issued on XX/XX/XXXX was not accepted: Appraisal. A cost to cure in the amount of $XXXX is required. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 12:14PM)
						The documentation provided is sufficient to cure the finding.	(Open) Flood Cert- The file contains a Flood Certification that reflects the subject property lies within Flood Zone X. The certificate refers to the NFIP Map Number XXXX dated XX/XX/XXXX. However, the appraisal reflects that the subject property lies within Flood Zone AE and contains a copy of the Flood Map for the same NFIP Map Number and date. The subject is waterfront property located in XXXX.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:59PM) AVM provided supports value within XX%.	DTI is XXXX%, FICO of XXXX, $XXXX, or XXXX months, liquid cash reserves, LTV of XXXX%, $XXXX/month residual income or XXXX months reserves.	3	2	2	2	3	2	3	1	C	B	B	B	C	A	C	B	C	B	B	B	C	A	C	B	C	B	B	B	C	A	C	B	C	B	B	B	C	A	C	B
432301953	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. Proof the borrower's retained REO owned free of any mortgage liens is missing from the loan file. Response 1 (XX/XX/XXXX 10:38AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 10:52AM) AVM provided supports value within XX%. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301954	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 5:03PM) AVM provided supports value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301955	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The hazard policy reflects dwelling coverage of $XXXX and other structures of $XXXX totaling $XXXXX in coverage. The hazard policy does not reflect the guarantee replacement cost language nor does the loan file contain the estimated cost to rebuild. The appraisal reflects estimate of cost-new as $XXXX. The hazard policy does not reflect sufficient coverage for the loan amount of $XXXX.

Response 1 (XX/XX/XXXX 10:28AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Open) Debts Not verified on credit report-

							The application lists significant debts that were not verified on the credit report and not independently verified. The credit report reflects an auto loan with XXXX with a current balance of $XXXX and the monthly payment as -0-. The auto loan which was disclosed on the initial application reflected a monthly payment of $XXX was used in the final DTI calculations. The file does not contain documentation to verify the auto loan monthly payment.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 10:49AM) AVM provided supports value within XX%. (Resolved)	Compensating Factors: Credit score of XXXX exceeds the minimum required by guidelines of XXXX. DTI of XXXX% is below maximum of XXXX%.	3	2	3	2	2	2	3	1	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B
432301956	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. The guidelines require an executed No-Forbearance Attestation prior to closing which is not reflected in the loan file. Response 1 (XX/XX/XXXX 10:42AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 10:45AM) AVM provided supports value within XX%. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301957	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the addition to the following fee was not accepted: 2nd Appraisal (LE XX/XX/XXXX). A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 11:57AM)
						The documentation provided is sufficient to cure the finding.	(Clear) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. The borrower owns rental properties. The guidelines require an executed No-Forbearance Attestation prior to closing which is not reflected in the loan file. Response 1 (XX/XX/XXXX 10:37AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal which supports the opinion of value in the origination appraisal report.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
432301958	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee on the revised LE issued on XX/XX/XXXX was not accepted: Appraisal. A cost to cure in the amount of $XXXX is required. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 11:47AM)
The provided documentation is sufficient to cure the finding (Resolved)

(Open) HMDA-

						The HMDA/Government Monitoring Information section was not fully completed.	(Clear) Hazard Insurance- The hazard insurance policy on the subject property was missing the replacement cost coverage as required per the guidelines. Response 1 (XX/XX/XXXX 7:56AM) Documentation provided is sufficient to resolve the finding. (Resolved) (Clear) Program Parameters- The loan file does not contain the No-Forbearance Attestation required per the guidelines. Response 1 (XX/XX/XXXX 12:47PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:00PM) AVM provided supports value within XX%.		3	2	3	1	3	2	3	1	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B
432301959	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:33PM) AVM provided supports value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301960	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:26PM) AVM provided supports value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301961	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Open) Debts Not verified on credit report-

							The application lists significant debts that were not verified on the credit report and not independently verified. The borrower owns a rental property located at XXXX. The file contained a mortgage statement from XXX Financial which reflects loan is due for XX/XX/XXXX. Guidelines allow stated information for REO properties; however, the mortgage is not reporting on the credit report and no other documentation in file to verify the payment history. This loan was refinanced with XXXX Bank and the file contained the approval dated XX/XX/XXXX; therefore, the prior 12 months history is required.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:17PM) AVM provided supports value within XX%.	DTI of XXXX%, LTV is XXXX%, $XXXX, or XXXX months liquid cash reserves, $XXXX month residual income, or XXXXmonths reserves. FICO XXXX	3	2	2	2	2	2	3	1	C	B	B	B	C	A	B	B	C	B	B	B	C	A	B	B	C	B	B	B	C	A	B	B	C	B	B	B	C	A	B	B
432301962	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Credit Tradelines- The borrower(s) does not meet the minimum tradeline requirements to meet Investor guidelines. According to guidelines a minimum of three trade lines established for 12 months is required. The borrower only has 2 tradelines that have been established at lease 12 months.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:13PM) AVM provided does not support value within XX%. Response 2 (XX/XX/XXXX 4:18PM) A CDA was completed on XX/XX/XXXX reflecting a value of $XXXX which in supports the original value within XX%. (Resolved)	DTI of XXXX%, LTV XXXX%, $XXXX, or XXXX months, liquid cash reserves. XXXX FICO	3	2	2	2	1	1	3	1	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A
432301963	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. The guidelines require an executed No-Forbearance Attestation prior to closing which is not reflected in the loan file. Response 1 (XX/XX/XXXX 10:28AM) Documentation provided is sufficient to resolve the finding. (Resolved) (Clear) LDP/EPL- Their are 3 borrowers on subject loan. The file does not contain a Fraud Report for any of the borrowers. Response 1 (XX/XX/XXXX 10:29AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 10:33AM) AVM provided supports value within XX%. (Resolved)	Compensating Factors: LTV of XXXX% is below maximum of XXXX%. Credit score of XXXX exceeds the minimum required by guidelines of XXXX for a XXXX% LTV.	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301964	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the increase to the following fee was not accepted: Appraisal (LE XX/XX/XXXX). A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 12:17PM)
						The provided documentation is sufficient to cure the finding (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 10:26AM) AVM provided supports value within XX%. (Resolved)		3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
432301965	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) LDP/EPL-

All parties were not checked to make sure that they were not on the Limited Denial of Participation List or the Excluded Parties List and/or FHLMC's Exclusionary List. The file is missing a Fraud Report.

Response 1 (XX/XX/XXXX 10:07AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) REO Rental Income-

Guidelines require the Borrower to provide a fully executed lease when using XX% of lease payment to qualify. The file is missing a copy of the executed $XXXX lease for the second unit of the Borrower's primary residence.

Response 1 (XX/XX/XXXX 10:19AM)
							Guidelines do reflect this information. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 10:06AM) AVM provided supports value within XX%. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301966	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD 'Closing Information/Settlement Agent info- The CD issued on XX/XX/XXXX does not reflect the Settlement Agent name. Non-material defect.	(Clear) REO PITI-

The Borrower(s) own other real estate and the PITI for each additional mortgage is not confirmed/documented? Borrower owns an additional rental property located on XXXX. The final 1003 reflected there was no mortgage on this property and a mortgage was not reported on the origination credit. Guidelines required verification of properties owned free and clear. Documentation to support property was owned free and clear was not provided as required.

Response 1 (XX/XX/XXXX 10:09AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) LDP/EPL-

All parties were not checked to make sure that they were not on the Limited Denial of Participation List or the Excluded Parties List and/or FHLMC's Exclusionary List.' Fraud report was not provided as required. Additionally, the executed No-Forbearance Attestation was not provided as required.

Response 1 (XX/XX/XXXX 9:49AM)
Fraud report required as well. (Upheld)

Response 2 (XX/XX/XXXX 11:43AM)
							Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 10:01AM) AVM provided supports value within XX%. (Resolved)		3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
432301967	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. The guidelines require an executed No-Forbearance Attestation prior to closing which is not reflected in the loan file. Response 1 (XX/XX/XXXX 12:44PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:09PM) AVM provided supports value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301968	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:05PM) AVM provided supports value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301969	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- All parties were not checked to make sure that they were not on the Limited Denial of Participation List or the Excluded Parties List and/or FHLMC's Exclusionary List.' Fraud report was not provided as required. Additionally the Attestation of No-Forbearance was not provided as required. Response 1 (XX/XX/XXXX 9:43AM) Fraud report required as well. (Upheld) Response 2 (XX/XX/XXXX 11:34AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:47AM) AVM provided is not for the subject property. (Upheld) Response 2 (XX/XX/XXXX 11:39AM) AVM provided supports value within XX%. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301970	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 12:59PM) AVM provided supports value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301971	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. The guidelines required a XXXX Attestation of No-Forbearance to be executed. The required No Forbearance Attestation was not provided as required. Response 1 (XX/XX/XXXX 12:41PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. The guidelines required an AVM to be obtained. AVM was not provided. Response 1 (XX/XX/XXXX 12:56PM) AVM provided supports value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301972	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the addition and increase of the 2nd Appraisal fee on the LEs issued on XX/XX/XXXX and XX/XX/XXXX were not accepted. A cost to cure in the amount of $XXXX is required. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 11:52AM)
						The documentation/information provided is sufficient to cure the finding. Investor accepts cure within 60 days from discovery. (Resolved)	(Clear) Income Docs- The income/employment is not documented properly according to guides. The Lender's guidelines required an executed No-Forbearance Attestation prior to closing. The loan file did not contain a No-Forbearance Attestation. Response 1 (XX/XX/XXXX 9:25AM) Documentation provided is sufficient to resolve the finding. (Resolved) (Clear) LDP/EPL- The loan file did not contained a Fraud Report. Response 1 (XX/XX/XXXX 9:27AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The second appraisal in file supported value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
432301973	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD ' Incorrect Section- The Attorney Fee was included in Section C of the CD issued on 0XX/XX/XXXX. However, the fee should have been entered under Section H. Non-material defect.	(Clear) Income Docs- The income/employment is not documented properly according to guides. The Lender's guidelines required an executed No-Forbearance Attestation prior to closing. The loan file did not contain a No-Forbearance Attestation. Response 1 (XX/XX/XXXX 8:51AM) Documentation provided is sufficient to resolve the finding. (Resolved) (Clear) LDP/EPL- The loan file did not contain a Fraud Report. Response 1 (XX/XX/XXXX 8:55AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 8:50AM) AVM provided supports value within XX%. (Resolved)		3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
432301974	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.	(Clear) LDP/EPL- All parties were not checked to make sure that they were not on the Limited Denial of Participation List or the Excluded Parties List and/or FHLMC's Exclusionary List. Fraud report was not provided as required. Additionally, the executed No-Forbearance Attestation was not provided as required and the CPA/Accountant did not provide the attestation that the self employed business would not be negatively impacted by Covid. Response 1 (XX/XX/XXXX 12:39PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:48AM) AVM provided supports the value within XX%.		3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
432301975	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the increase to the Appraisal (LE XX/XX/XXXX) and addition of the 2nd Appraisal (LE XX/XX/XXXX) fees were not accepted. A cost to cure in the amount of $XXXX is required. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 11:59AM)
						The documentation/information provided is sufficient to cure the finding. Investor accepts cure within 60 days from discovery. (Resolved)	(Clear) LDP/EPL- The loan file does not include a fraud report. Response 1 (XX/XX/XXXX 8:41AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a second full appraisal dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
432301976	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The loan file does not include a fraud report. Response 1 (XX/XX/XXXX 7:47AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 8:09AM) AVM provided supports value within XX%. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301977	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) Disclosures Federal- The file was found to be missing the Georgia Notice of Right to Select Attorney.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 10:35AM) AVM provided supports value within XX%.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432301978	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the Appraisal Fee on the LE issued on XX/XX/XXXX was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required.

Response 1 (XX/XX/XXXX 11:39AM)
						The PCCD, LOE, Reimbursement check and proof of delivery is sufficient to cure the exception. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 10:25AM) AVM provided supports value within XX%.		3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
432301979	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Income Docs- The income/employment is not documented properly according to guides. The Lender's guidelines required an executed QB No-Forbearance Attestation is required prior to closing. The No-Forbearance Attestation was missing from the loan file.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:44AM) AVM provided supports value within XX%.	DTI is XXXX%, LTV XXXX%, $XXXX, or XXXX months, liquid cash reserves. XXXX FICO	3	2	2	2	1	1	3	1	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A
432301980	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) LDP/EPL- The fraud report was missing from the loan file.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:36AM) AVM provided supports value within XX%.	DSCR XXXX, LTV is XXXX%, $XXXX or XXXX months liquid cash reserves. XXXX FICO	3	2	2	2	1	1	3	1	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A
432301981	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:32AM) AVM provided supports value within XX%.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301982	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 7:35AM) AVM provided supports value within XX%. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301983	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Mitigating Factor- Seller is Exempt.	(Clear) LDP/EPL- The loan file does not include a fraud report. Response 1 (XX/XX/XXXX 12:30PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:21AM) AVM provided supports value within XX%.		3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
432301984	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The loan file does not contain a Fraud Tool. Response 1 (XX/XX/XXXX 12:28PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:17AM) AVM provided supports value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301985	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. The guidelines require an Attestation of No-Forbearance disclosure. The disclosure was not provided in the loan file. Response 1 (XX/XX/XXXX 10:29AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:11AM) AVM provided supports value within XX%.		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
432301986	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Mitigating Factor- Seller is Exempt.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the Transfer Tax on the CD issued on XX/XX/XXXX was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required.

Response 1 (XX/XX/XXXX 11:41AM)
The PCCD, LOE, Proof of Delivery and reimbursement check provided are sufficient to cure the exceptions. (Resolved)	(Open) REO PITI-

The Borrower own other real estate and the PITI for each additional mortgage is not confirmed and documented. According to the final 1003, the borrower was converting the departing residence into a rental property and also owned an additional investment property. The departing residence had a mortgage which included escrows. The additional investment property was listed as free and clear and there was a processor certification in the file indicating that the HOI had no mortgagee along with evidence of the HOI payment amount for the property; however, the taxes for this property were not confirmed or documented. Compensating factors utilized to downgrade to level EV2.

(Clear) LDP/EPL-

The loan file does not include a fraud report.

Response 1 (XX/XX/XXXX 12:21PM)
							Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:06AM) AVM provided supports value within XX%.	Credit score of XXXX exceeds the minimum required by guidelines of XXXX. DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXX months. Total residual income is $XXXX per month.	3	2	3	2	3	2	3	1	C	B	C	B	C	A	C	B	C	B	C	B	C	A	C	B	C	B	C	B	C	A	C	B	C	B	C	B	C	A	C	B
432301987	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) REO PITI- The Borrower own other real estate and the PITI for each additional mortgage is not confirmed or documented. The HOI and taxes for the primary residence which according to the final 1008 and 1003 were not escrowed, were not documented and verified in the loan file. Compensating factors utilized to downgrade to level EV2.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:02AM) AVM provided supports value within XX%.	Credit score of XXXX exceeds the minimum required by guidelines of XXXX DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXXor XXXX months. Minimum required per guidelines is XXXX months. Total residual income is $XXXX per month.	3	2	2	2	1	1	3	1	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A
432301988	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL-

The loan file does not include a fraud report.

Response 1 (XX/XX/XXXX 12:03PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Open) Income Docs-

							The income/employment is not documented properly according to guides. The guidelines required salary income be documented with a written Verification of Employment (VOE) requested by XXXX verifying at least two years of employment and current income only (prior years’ income is not required). The loan file contained a VVOE which verified the borrower's employment; however, a written VOE was not present in the loan file and there was no documented evidence to verify the borrower's income.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 8:05AM) AVM provided does not support value within XX%. Variance is XX%. (Upheld) Response 2 (XX/XX/XXXX 4:24PM) A CDA was completed on XX/XX/XXXX reflecting a value of $XXXX which in supports the original value within XX%. (Resolved)	DTI is XXXX%, LTV XXXX%, $XXXX or XXXX months reserves. FICO XXXX	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A
432301427	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX Non-material defect. (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller's name is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432301428	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) Inaccurate Note-

The note was not completed accurately. This is an interest only loan however, the note does not reflect an interest only payment term. Also, there is no guidance on the Note about a balloon payment for the borrower at the end of the loan term.

Response 1 (XX/XX/XXXX 12:31PM)
The documentation provided is not sufficient to cure the finding. There are 2 different signed Notes for this loan, unable to determine which one is accurate/current.

Response 2 (XX/XX/XXXX 1:24PM)
A Corrected note has been provided and is sufficient to cure the exception. (Resolved)

(Clear) TRID CD ' Loan Information/Loan Product-

The CD issued on XX/XX/XXXX does not reflect the correct product type as this is an interest only loan. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 12:32PM)
The documentation provided is not sufficient to cure the finding. There are 2 different signed Notes for this loan, unable to determine which one is accurate/current.

Response 2 (XX/XX/XXXX 1:22PM)
The Updated PCCD provided is sufficient to sure the exception. (Resolved)

(Clear) TRID CD ' Projected Payments/ P&I-

The CD issued on XX/XX/XXXX does not reflect the correct Principal and Interest under the Projected Payments. This is an interest only loan and the Interest amount and the payment term is not completely accurately on the final CD. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 12:32PM)
The documentation provided is not sufficient to cure the finding. There are 2 different signed Notes for this loan, unable to determine which one is accurate/current.

Response 2 (XX/XX/XXXX 1:22PM)
The updated PCCD is sufficient to cure the exception (Resolved)

(Open) TRID - PR Revised CD - Waiting Period-

This loan failed the revised closing disclosure delivery date test (waiting period required). The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is "USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction;. The CD issued on XX/XX/XXXX contained one of the following: The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate, which required a new 3-day waiting period. The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than three business days before consummation. This is due to the CD received XX/XX/XXXX with the updated IO which was not signed by the borrower.

Response 1 (XX/XX/XXXX 1:55PM)
						The Revised CD dated XX/XX/XXXX which reflected an interest only product type was not provided to the BWR prior to or at consummation. (Upheld)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	3	1	1	3	3	1	1	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C
432301429	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301430	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller's name and address is missing . Non-material defect.	(Clear) Income Docs-

The income is not documented properly according to guides. The borrowers' were qualified using a combination of 12 month bank statement income documentation on 2 separate accounts and asset utilization income documentation on 7 more accounts. The 12 month bank statement income documentation guidelines require 12 months consecutive bank statements. The loan file contains only 8 months bank statements for account ending XXXX and the loan file only contains 5 months bank statements for the account ending XXXX. Therefore, 4 months bank statements are missing for account ending XXXX and 7 months bank statements are missing for account ending XXXX.

Response 1 (XX/XX/XXXX 7:56AM)
Awaiting documentation.

Response 2 (XX/XX/XXXX 7:06AM)
Explanation provided is sufficient to resolve the finding. (Resolved)

(Open) Debts-

The DTI did not reflect all of the borrower's debts resulting in a DTI that exceeds allowable tolerances. The maximum allowed DTI for a loan using Asset utilization income for qualification is XX%. The subject loan closed with a DTI of XXX%, which exceeds the maximum allowed. However, the lender failed to correctly calculate the subject P&I payment by using a P&I of $XXXX when according to the subject note in the loan file, the actual P&I payment is XXXX. As a result, the audit DTI is XXX%. It should be noted that the loan file contained an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Clear) REO Rental Income-

The rental income was not properly documented per the Guidelines. The loan file did not contain a copy of the lease to support the rental income of $XXXX per month per the REO section of the 1003.

Response 1 (XX/XX/XXXX 7:08AM)
							Explanation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Credit score of XXXXexceeds the minimum required by guidelines of XXXX. Verified post-closing reserves of $XXXX or XXXXmonths. Minimum required per guidelines is XXXX months. Borrower has XXXXyears in the same profession. Total residual income is $XXXX per month.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
432301431	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller's address is missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Open) TRID - Revised LE Delivery Date4 (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.

Response 1 (XX/XX/XXXX 1:49PM)
						The explanation provided is not sufficient to cure the finding. Documentation of the borrower acknowledging receipt of the revised LE issued XX/XX/XXXX is required.	(Clear) DTI Exceeds Maximum- The DTI exceeds Investor guidelines. The maximum DTI using alternative income for the purchase of a 2 unit property is XX%. The subject loan closed with a DTI of XX%, which exceeds the maximum allowed. Response 1 (XX/XX/XXXX 10:50AM) Explanation sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	3	3	1	3	3	1	1	C	C	C	A	A	A	C	C	C	C	C	A	A	A	C	C	C	C	C	A	A	A	C	C	C	C	C	A	A	A	C	C
432301432	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller's address is missing . Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Program Parameters- The subject loan does not meet Program Parameters for LTV. The borrower is a First Time Home Buyer and is limited to XX% LTV. The subject closed at XX%. The loan file contained an exception for X% LTV increase. Compensating factors utilized to downgrade to EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Credit score of XXXX exceeds the minimum required by guidelines of XXXX. DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXX months. Total residual income is XXXX per month.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
432301433	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent Company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The subject transaction, which closed on XX/XX/XXXX, paid off 2 mortgages, one of which was a second lien non-purchase money loan for the payoff amount of $XXXX and the borrower received cash in hand at closing in the amount of $XXXX for a total cash-out amount of $XXXX. According to the guidelines the maximum allowed LTV for a cash-out refinance is XX%. The subject loan closed with an LTV of XX%, which exceeded the maximum allowed.

Response 1 (XX/XX/XXXX 12:26PM)
Updated matrix provided, finding is resolved. (Resolved)

(Open) Miscellaneous-

							There are additional observations that could impact the credit decision and/or quality of the loan. The subject transaction, which closed on XX/XX/XXXX, paid off 2 mortgages, one of which was a second lien non-purchase money loan for the payoff amount of $XXXX and the borrower received cash in hand at closing in the amount of $XXXX for a total cash-out amount of $XXXX. According to the guidelines a cash-out refinance is allowed with a minimum of 12 months seasoning; however, the guidelines also indicate that no seasoning is required for cash-out refinances where the subject property was acquired through an inheritance or was legally awarded the property via divorce, separation or dissolution of a domestic partnership; however, the guidelines require the inheritance or award be documented. According to a letter in the loan file, the borrower has lived in the subject property for over 10 years but was not added to the title of the property until XX/XX/XXXX (verified by the 24 month chain of title) which was when the relationship with the co-owner ended. The loan file did not contain any court order or separation agreement of any kind to properly document the award of the property to the borrower; therefore, the borrower did not have 12 month required seasoning as required. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Credit score of XXXX exceeds the minimum required by guidelines of XXXX DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXX months. Total residual income is $XXXX per month.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
432301434	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) DTI Exceeds Maximum-

The DTI exceeds Investor guidelines. The guidelines indicated a maximum DTI of XX% for investment properties with XXXX. The subject loan was closed with a DTI of XX%, which exceeds the maximum allowed.

Response 1 (XX/XX/XXXX 8:30AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Resident Alien-

The borrower indicates Resident Alien status, however, the file contains no evidence documenting status. The copy of the resident alien card is missing from the loan file.

Response 1 (XX/XX/XXXX 1:06PM)
Illegible copy provided with no clear expiration date. (Upheld)

Response 2 (XX/XX/XXXX 9:45AM)
							Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
432301435	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) State Testing-

This loan failed the high risk home loan points and fees threshold test. (815 ILCS 137/10 as enacted by Public Act 093-0561, as amended by Public Act 097-0849, and as amended by Public Act 099-0288 due to the following: The "total loan amount" is $XXXX. The total points and fees payable in connection with the transaction, less any excluded bona fide discount points of $XXX, is $XXXX and exceeds X% of the total loan amount in the case of a transaction for $XXXX or more.

Response 1 (XX/XX/XXXX 3:01PM)
The documentation provided is sufficient to cure the finding.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) TRID CD ' Lender NMLS-

The NMLS for the lender is missing from the Contact Table. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 3:02PM)
						The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
432301989	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID CD ' Lender NMLS-

The NMLS for the lender is missing from the Contact Table. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 1:20PM)
Business Purpose loan, not subject to TRID. (Void)

(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX 3:17PM)
The information provided is not sufficient to cure the finding. In order to utilize the loan as Business to Purpose, a letter of explanation explaining what the cash out proceeds will be used for, signed and dated by the borrower is required.

Response 2 (XX/XX/XXXX 1:21PM)
Business Purpose loan, not subject to TRID. (Void)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). Because the loan failed the Initial LE date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 1:21PM)
Business Purpose loan, not subject to TRID. (Void)

(Clear) TRID - XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. Because the loan failed the Initial LE date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 1:22PM)
						Business Purpose loan, not subject to TRID. (Void)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432301990	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable-

The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.

(Clear) Appraisal incomplete and/or missing all required attachments [map, floor plan, pictures]-

The appraisal provided was incomplete. The Auditor was unable to review the entire appraisal report. The appraisal in the loan file was missing the bottom portion of each page of the report; therefore, information was missing from each page and a thorough review of the appraisal could not be performed at audit.

Response 1 (XX/XX/XXXX 8:28AM)
								Documentation provided is sufficient to resolve the finding. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432301991	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Non-material defect.	(Clear) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The guidelines for a first time home buyer indicate a minimum reserve requirement of 12 months PITIA reserves. According to the final CD, the borrower was required to evidence $XXXX in funds to close, $XXX in prepaid costs and $XXXX in earnest money deposit. In addition, the 12 month reserve requirement was for $XXXX ($XXXX PITIA x 12). In total, the borrower was required to evidence $XXXX in verified assets. The loan file only contained documented evidence of $XXXX in verified assets. As a result, there was a $XXXX shortage of verified reserves.

Response 1 (XX/XX/XXXX 1:08PM)
							Updated matrix provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
432301992	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. Non-material defect.

(Open) TRID CD ' Incorrect Section-

The Notary Fees was included in Section B of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C. Non-material defect.

(Open) TRID - Revised CD - No Waiting Period-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required). This loan failed the revised Closing Disclosure delivery date test (no waiting period required). Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to consummation. Per regulation, it is the creditor's responsibility to provide disclosures prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.

(Open) HMDA-

The application is missing the HMDA/Government Monitoring Information for the co-borrower.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal incomplete and/or missing all required attachments [map, floor plan, pictures]-

The appraisal provided was incomplete. The Auditor was unable to review the entire appraisal report. The appraisal in the loan file was missing the bottom portion of each page of the report; therefore, information was missing from each page and a thorough review of the appraisal could not be performed at audit.

Response 1 (XX/XX/XXXX 8:10AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable-

								The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
432301993	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Liquidation of Cash to Close-

Satisfactory documentation was not in the file reflecting the liquidation of stocks, bonds, or mutual funds used for required funds to close. According to the final CD, the borrower was required to evidence $XXXX in funds to close, $XXXin prepaid costs and $XXXX in earnest money deposit. In addition, the 6 month reserve requirement was for $XXXX ($XXXX PITIA x 6). In total, the borrower was required to evidence $XXXX in verified assets of which $XXXX was required to be liquid. The loan file only contained documented evidence of $XXXX in verified liquid assets with an additional $XXXX in retirement accounts which were not documented to have been liquidated. As a result, there was a $XXXX shortage of verified liquid assets. Compensating factors utilized to downgrade to level EV2.

(Open) Employment history-

							Two full years of continuous employment history was not obtained for the borrower. The final loan application reflected that the borrower was dually employed as a self-employed XXXX for 1 year and 10 months and as a self-employed XXXX for 10 years and 11 months. Income from both sources was utilized. The guidelines require a minimum of 2 years self-employment for income to be used from said self-employment source. The borrower was only self-employed for 1 year and 10 months as a XXXX, which does not meet the minimum requirement. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Credit score of XXXX exceeds the minimum required by guidelines of XXXX. DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXX months. Total residual income is XXXX per month.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
432301994	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). There was no valid change of circumstance in the loan file. Therefore the increase to the following fees were not accepted: Loan Origination, Underwriting, Credit Report. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 10:58AM)
The explanation provided is sufficient to cure the finding.

(Open) TRID CD- Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. Missing seller address. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal incomplete and/or missing all required attachments [map, floor plan, pictures]-

The appraisal provided was incomplete. The Auditor was unable to review the entire appraisal report. The appraisal in the loan file was missing the bottom portion of each page of the report; therefore, information was missing from each page and a thorough review of the appraisal could not be performed at audit.

Response 1 (XX/XX/XXXX 12:57PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable-

								The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
432301995	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Loan Tie In Fee $XXXX, Notary Fee $XXXX, and Title Endorsement Fee $XXXX. This results in a cost to cure of: $XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 1:46PM)
The documentation provided is sufficient to cure the finding.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller name and address are missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Program Parameters- The subject loan does not meet Program Parameters for payment shock. The guidelines for a first time home buyer indicate a maximum payment shock of XX%. The borrower is a first time home buyer with a departing rental payment of $XXX and the subject PITIA is $XXXX which results in a payment shock of XX% which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Appraisal incomplete and/or missing all required attachments [map, floor plan, pictures]-

The appraisal provided was incomplete. The Auditor was unable to review the entire appraisal report. The appraisal in the loan file was missing the bottom portion of each page of the report; therefore, information was missing from each page and a thorough review of the appraisal could not be performed at audit.

Response 1 (XX/XX/XXXX 1:33PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable-

								The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file, dated XX/XX/XXXX, supports value.	Credit score of XXXX exceeds the minimum required by guidelines of XXXX. DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXX months. Total residual income is $XXXX per month.	3	2	2	2	3	2	3	1	C	B	B	B	C	A	C	B	C	B	B	B	C	A	C	B	C	B	B	B	C	A	C	B	C	B	B	B	C	A	C	B
432301996	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Program Parameters- The subject loan does not meet Program Parameters for Maximum Loan Amount. The guidelines for a first time home buyer indicate a maximum loan amount of $XXXX. The subject loan closed with a loan amount of $XXXX, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Appraisal incomplete and/or missing all required attachments [map, floor plan, pictures]-

The appraisal provided was incomplete. The Auditor was unable to review the entire appraisal report. The appraisal in the loan file was missing the bottom portion of each page of the report; therefore, information was missing from each page and a thorough review of the appraisal could not be performed at audit.

Response 1 (XX/XX/XXXX 1:39PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable-

								The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Credit score of XXXX exceeds the minimum required by guidelines of XXXX. DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXX months. Borrowers are self-employed owners of the same business for XXXX years. Total residual income is $XXXX per month.	3	2	2	2	2	2	3	1	C	B	B	B	C	A	B	B	C	B	B	B	C	A	B	B	C	B	B	B	C	A	B	B	C	B	B	B	C	A	B	B
432301997	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Program Parameters-

The subject loan does not meet Program Parameters for payment shock. The guidelines for a first time home buyer indicate a maximum payment shock of XXX%. The borrower is a first time home buyer with a departing rental payment of $XXXX and the subject PITIA is $XXXX which results in a payment shock of XXX% which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Clear) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The guidelines for a first time home buyer indicate a minimum reserve requirement of 12 months PITIA reserves. According to the final CD, the borrower was required to evidence $XXX in funds to close, $XXXX in prepaid costs and $XXXX in earnest money deposit. In addition, the 12 month reserve requirement was for $XXXX ($XXXX PITIA x 12). In total, the borrower was required to evidence $XXXX in verified assets. The loan file only contained documented evidence of $XXXX in verified assets. As a result, there was a $XXXX shortage of verified reserves.

Response 1 (XX/XX/XXXX 8:51AM)
							Updated matrix provided is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	DTI of XXXX% is below maximum of XXXX%. Borrower has XXXXyears in the same profession. Borrower has been a self-employed owner of the same business for XXXXyears. Total residual income is $XXXX per month.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
432301998	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters-

							The subject loan does not meet Program Parameters for minimum DSCR requirements. The guidelines require the minimum DSCR for a purchase of an investment property with a qualifying credit score of XXX and an LTV of XX% due to a loan amount of $XX to be a minimum of XX%. The Comparable rent schedule reflects a market rent of $XX and the Subject PITIA is $XX which results in a DSCR of only XX% (Rent of $XX / PITI of $XX = DSCR of XX), which does not meet the minimum requirement. Further, the guidelines require a housing payment history of 0x30 for the most recent 12 months; however, according to the canceled checks to verify the borrowers' rental history with the primary residence, the borrowers' had a 1x30 in XX/XX/XXXX. it should be noted that the loan file contained an exception for the late payment history. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Credit score of XXXX exceeds the minimum required by guidelines of XXXX. LTV of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXX months.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
432301999	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal incomplete and/or missing all required attachments [map, floor plan, pictures]-

The appraisal provided was incomplete. The Auditor was unable to review the entire appraisal report. All the pages of the appraisal in the loan file were cut off at the bottom and some data could not be properly verified due to this missing information.

Response 1 (XX/XX/XXXX 1:26PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable-

								The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file, dated XX/XX/XXXX, supports value.		3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
432302000	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal incomplete and/or missing all required attachments [map, floor plan, pictures]-

The appraisal provided was incomplete. The Auditor was unable to review the entire appraisal report. The appraisal in the loan file has the bottom cut off of each page; therefore, information needed is missing.

Response 1 (XX/XX/XXXX 11:07AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable-

								The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
432302001	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Credit Scores- The borrower's credit scores are below the minimum allowable per guidelines. The guidelines for a purchase of an investment property using 24 month bank statement alternative documentation indicate a minimum 700 score is required; however, the borrower's qualifying credit score was only 678, which does not meet the minimum requirement. According to the origination 1008, the lender granted an exception for this specific issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXX months. Total residual income is $XXXX per month. DTI of XXXX% is below maximum of XXXX%.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
432302002	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432302003	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432302004	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect. (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address was not disclosed. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432302005	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company and Individual Contact on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Clear) TRID CD ' Lender NMLS-

The NMLS for the lender is missing from the Contact Table. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 11:52AM)
The documentation provided is sufficient to cure the finding.

(Open) TRID LE ' Broker's NMLS-

						The LE issued on XX/XX/XXXX does not reflect the Mortgage Broker's/Loan Officer's NMLS. Correct information must be present on last revised LE.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
432302006	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432302007	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432302008	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Revised LE Delivery Date (after issue of CD)-

This loan failed the revised loan estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate issued on XX/XX/XXXX was issued on the same date as the Initial Closing Disclosure dated XX/XX/XXXX.

Response 1 (XX/XX/XXXX 2:27PM)
Tolerance violation that was a result of the LE timing violation has been cured. The LE timing violation strength is updated. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 2:26PM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) Right to Rescind-

The file contains no evidence that the Right to Cancel Notice was provided to the non-borrower.

Response 1 (XX/XX/XXXX 12:44PM)
The documentation provided is not sufficient to cure the finding. Need new Right to Rescind form for the borrower with the updated signing date of XX/XX/XXXX.

Response 2 (XX/XX/XXXX 2:48PM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) TRID - CD Non-Borrower with Right to Rescind-

There is no evidence of a revised CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind.

Response 1 (XX/XX/XXXX 2:50PM)
						The documentation provided is sufficient to clear the defect. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
432302009	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller information is missing. Non-material defect.

(Open) TRID - CD Incomplete / Inaccurate-

The loan contains a fee where 'compensation to' does not reflect a payee under Section E on the revised CD issued on XX/XX/XXXX. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

(Open) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt.	(Open) VOR Required-

							Verification of 12 months rental payments is required. The Lender's guidelines for XXX reflect that rental history must be evidenced via cancelled checks or bank debits and that hand written rent receipts are prohibited. The subject loan closed XX/XX/XXXX. The loan file contained canceled checks for the months of XX/XX/XXXX to XX/XX/XXXX and XX/XX/XXXX to XX/XX/XXXX however, the borrower indicated paying cash for the months of XX/XX/XXXX to XX/XX/XXXX (6 months in total). The loan file contained letters from the landlord indicating receipt of the rent funds; however, this is prohibited per guidelines and the bank statements provided by the borrower did not reflect bank debits for rent or a withdrawal of cash for rent. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Credit score of XXXX exceeds the minimum required by guidelines of XXXX. DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXX months. Borrower has XXXX years in the same profession.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
432302010	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters- The subject loan does not meet Program Parameters for LTV. The guidelines indicate a maximum LTV of XX% for a purchase of an investment property using 24 months bank statement income documentation. The subject loan closed with an LTV of XX%, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Credit score of XXXX exceeds the minimum required by guidelines of XXXX. DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXXmonths. Minimum required per guidelines is XXXXmonths. Borrower has XXXX years in the same profession. Borrower has been with same employer for last XXXX years. Primary residence owned XXXX years. Total residual income is $XXXX per month.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
432302011	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Flood Cert-

The flood certificate is missing. The loan file does not contain a flood certificate.

(Open) Program Parameters-

							The subject loan does not meet Program Parameters for LTV. The guidelines for a purchase of an owner occupied property using 12 months business bank statements alternative income type for a FTHB with a credit score of XXX reflect a maximum LTV of XX% is allowed. The subject loan closed with an LTV of XX%, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Credit score of XXXX exceeds the minimum required by guidelines of XXXX. DTI of XXXX% is below maximum of XXXX%. Total residual income is $XXXX per month.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
432302012	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432302013	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432302014	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller information is missing. Non-material defect.

(Open) TRID - CD Incomplete / Inaccurate-

The loan contains fees where 'compensation to' does not reflect a payee under Sections E and H on the revised CD issued on XX/XX/XXXX. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) TRID - PR Revised CD - Waiting Period-

This loan failed the revised closing disclosure delivery date test (waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, XX/XX/XXXX. The CD issued on XX/XX/XXXX contained Loan Product and APR changes which required a new 3-day waiting period.

Response 1 (XX/XX/XXXX 5:12PM)
Program change did not impact BWR and the APR change was less than 1/8. (Resolved)

(Open) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the revised CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 5:13PM)
Program change did not impact BWR and the APR change was less than 1/8. (Resolved)

Response 2 (XX/XX/XXXX 11:09AM)
						The documentation provided is not sufficient to cure the finding. Only received the mailing label. Still need PCCD, Refund and LOE.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
432302015	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Closing Information/Closing Date- The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the security instrument. Non-material defect. (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432302016	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters- The subject loan does not meet Program Parameters for minimum DSCR. The guidelines indicate a minimum DSCR of 1.00 with debt service ratios below 1.00 not permitted. The subject loan closed with a DSCR of XX (Rent of $XXXX / PITI of $XX/XX/XXXX), which is below the minimum required. Response 1 (XX/XX/XXXX 1:14PM) Updated guides provided. Finding resolved. (Resolved) Response 2 (XX/XX/XXXX1:14PM) Updated guides provided. Finding resolved. (Resolved)	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
432302017	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller information is missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Program Parameters-

							The subject loan does not meet Program Parameters for LTV. The guidelines for a purchase of an owner occupied property using 12 months personal bank statements alternative income type for a FTHB with a credit score of XXXX reflect a maximum LTV of XX% is allowed. The subject loan closed with an LTV of XX%, which exceeds the maximum allowed. Further, the guidelines required a full 24 months rental history including canceled checks for proper documentation for LTVs over XX%. Hand written receipts are prohibited. The borrower paid rent in cash. he loan file contained copies of 12 months of handwritten receipts. The required additional 12 months was not present in the loan file and the 12 months provided were prohibited by the guidelines. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXXmonths. Total residual income is $XXXX per month.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
432302018	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Program Parameters- The subject loan does not meet Program Parameters for LTV. The guidelines for a purchase of an owner occupied property using 24 months business bank statements alternative income type for a FTHB with a credit score of XXXX reflect a maximum LTV of XX% is allowed. The subject loan closed with an LTV of XXXX%, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Credit score of XXXXexceeds the minimum required by guidelines of XXXX. DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXX months. Borrower has XXXX years in the same profession. Total residual income is $XXXX per month.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
432302019	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect. (Clear) TRID CD ' Lender NMLS- The NMLS for the lender is missing from the Contact Table. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation. Response 1 (XX/XX/XXXX 9:24AM) The documentation provided is sufficient to cure the finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
432302020	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller's name and address are missing. Non-material defect.	(Open) Appraisal Misc-

There are additional appraisal findings. The guidelines indicate that an appraisal prepared by an individual who was selected or engaged by a borrower, property originator, real estate agent or other interested party is not acceptable. All appraisals must be ordered through an XXX (XXXX) to ensure compliance with the CFPB regulations. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Open) Assets Misc-

							There are additional asset findings. The guidelines required a letter from the CPA or tax-preparer stating that the withdrawal of business funds will not negatively impact the business. The loan file had no negative impact letter from the CPA. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Credit score of XXXXexceeds the minimum required by guidelines of XXXX. DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXXmonths. Minimum required per guidelines is XXXX months. Borrower has XXXX years in the same profession. Total residual income is $XXXX per month.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
432302021	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Open) Program Parameters- The subject loan does not meet Program Parameters for Housing history. The guidelines required 12 months mortgage history to be current at the time of closing. The loan file contains a VOM which reflects that the loan has no late payment in the last 12 months; however, it also indicates that the mortgage is not current and an intent to foreclose has been issued. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Credit score of XXXXexceeds the minimum required by guidelines of XXXX. LTV of XXXX% is below maximum of XXXX%. DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXX months. Borrower has XXXX years in the same profession. Borrower has been with same employer for last XXXX years.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
432302022	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The CD issued on XX/XX/XXXX does not reflect the correct Closing Date. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432302023	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432302024	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432302025	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL-

The loan file does not include a fraud report.

Response 1 (XX/XX/XXXX 8:58AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Open) Program Parameters-

							The subject loan does not meet Program Parameters for LTV. The guidelines for a rate and term refinance of an investment property using DSCR income type reflect a maximum LTV of XX% is allowed. The subject loan closed with an LTV of XX%, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Credit score of XXXXexceeds the minimum required by guidelines of XXXX Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXX months. Primary residence owned XXXX years.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
432302026	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432302027	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432302028	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller's address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432302029	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller's address is missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432302030	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's name and address is missing. Non-material defect.	(Open) Program Parameters- The subject loan does not meet Program Parameters for maximum loan amount. The guidelines indicated a maximum loan amount of $XXXX for FTHB. The borrower is a FTHB and the subject loan closed with a loan amount of $XXXX, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Credit score of XXXX exceeds the minimum required by guidelines of XXXX. DTI of XXXX% is below maximum of XXXX%. Verified post-closing reserves of $XXXX or XXXX months. Minimum required per guidelines is XXXX months. Total residual income is $XXXXper month.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
432302034	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432302035	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) Initial Escrow Account- The initial Escrow Account Statement is missing from the file. Response 1 (XX/XX/XXXX 11:20AM) The documentation provided is sufficient to cure the finding. (Clear) Inaccurate Mortgage- The following riders/exhibits to the Security Instrument were not referenced in section (H) "Riders": Accommodation Rider. Response 1 (XX/XX/XXXX 9:18AM) The complete mortgage provided is sufficient to cure the exception. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
432302036	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
432302037	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID - Finance Charge Fail-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)). The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX. The following fees were included in testing: Loan Discount Points $XXXX, Originator Compensation $XXXX, Underwriting Fee $XXXX, Attorney Review Fee $XXXX, Title - Closing/Escrow Fee $XXX, Title - Courier Fee $XXX, Title - Electronic Document Delivery Fee $XX, and Prepaid Interest $XXXX. The loan fails by $XXX. If curing with a reimbursement, please provide the following documents: LOE, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX 11:16AM)
The documentation provided is not sufficient to cure the finding. Only received the mailing label. Still need PCCD, Refund and LOE.

(Open) TRID - XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee on the initial CD issued on XX/XX/XXXX was not accepted: Recording Fee. This results in a cost to cure of: $XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 11:16AM)
The documentation provided is not sufficient to cure the finding. Only received the mailing label. Still need PCCD, Refund and LOE.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

						The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A